As filed with the Securities and Exchange Commission on July 23, 2003

                                          1933 Act Registration No. 333 - 104654
                                           1940 Act Registration No. 811 - 21335

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                        Pre-Effective Amendment No. 2  [X]

                        Post-Effective Amendment No.__ [ ]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                               Amendment No. 2     [X]

                        (Check appropriate box or boxes)

                               OPTIMUM FUND TRUST
                          (formerly known as BOB Trust)
               (Exact name of registrant as specified in charter)

                               2005 Market Street
                           Philadelphia, PA 19103-7094
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (800) 523-1918

                               Richelle S. Maestro
                              Delaware Investments
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                            Telephone: (215) 255-1200
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Robert C. Hacker, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

This Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, may determine.

                               OPTIMUM FUND TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents.

         Facing Sheet

         Contents of Registration Statement

         Part A   -        Prospectuses

         Part B   -        Statement of Additional Information

         Part C   -        Other Information

         Signature Page

         Exhibits

                          OPTIMUM LARGE CAP GROWTH FUND
                          OPTIMUM LARGE CAP VALUE FUND
                          OPTIMUM SMALL CAP GROWTH FUND
                          OPTIMUM SMALL CAP VALUE FUND
                           OPTIMUM INTERNATIONAL FUND
                            OPTIMUM FIXED INCOME FUND


                           Class A o Class B o Class C


                                   PROSPECTUS

                                 August 1, 2003















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.




   Optimum Fund Trust o 2005 Market Street o Philadelphia, Pennsylvania 19103

TABLE OF CONTENTS

WHAT ARE THE FUNDS' GOALS, STRATEGIES, AND RISKS?     PAGE
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small Cap Growth Fund
Optimum Small Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund

HOW HAVE THE FUNDS PERFORMED?                         PAGE

WHAT ARE THE FUNDS' FEES AND EXPENSES?                PAGE

MORE INFORMATION ABOUT THE FUNDS' RISKS               PAGE

WHO MANAGES THE FUNDS?                                PAGE
Investment manager
Sub-advisers and portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                    PAGE
Investing in the Funds
   Choosing a share class

Dealer compensation

How to reduce your sales charge
How to buy shares
How to sell shares

How to transfer shares

Account minimums
Special services
Dividends, distributions and taxes

PROFILE:  OPTIMUM LARGE CAP GROWTH FUND

WHAT IS THE FUND'S GOAL?
The Large Cap Growth Fund seeks long-term growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (the "Manager"), has selected T. Rowe Price Associates, Inc. ("T. Rowe Price") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

      CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

      INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      GROWTH INVESTING RISK - "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

LARGE CAPITALIZATION COMPANIES RISK - Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

PROFILE:  OPTIMUM LARGE CAP VALUE FUND

WHAT IS THE FUND'S GOAL?
The Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Massachusetts Financial Services Company ("MFS") and Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen, ("Van Kampen") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, MFS seeks to achieve a gross yield that exceeds that of the Standard & Poor's 500 Index. MFS uses a "bottom-up" stock selection approach. This means that MFS selects securities based upon fundamental analysis of factors such as earnings, cash flows, competitive position, and management's abilities.


In managing its portion of the Fund's assets, Van Kampen uses a stock selection approach that focuses primarily on a security's potential for capital growth and income. Van Kampen looks for catalysts for change that may positively impact a company, such as new management, industry development, or regulatory change. The aim is to uncover these catalysts for change and then benefit from potential stock price appreciation of the change taking place at the company.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

      CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

      INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

VALUE INVESTING RISK - "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.


ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

LARGE CAPITALIZATION COMPANIES RISK - Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

PROFILE:  OPTIMUM SMALL CAP GROWTH FUND

WHAT IS THE FUND'S GOAL?
The Small Cap Growth Fund seeks long-term growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.


The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (the "Manager"), has selected Liberty Wanger Asset Management, L.P. ("Liberty WAM") to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets.

In managing the Fund's assets, Liberty WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Liberty WAM believes is reasonable relative to the assets and earnings power of the company. Liberty WAM may identify what it believes are important economic, social or technological trends and try to identify companies it thinks will benefit from these trends. Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

In response to market, economic, political or other conditions, the sub-adviser may temporarily use a different investment strategy for defensive purposes. If the sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

      CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

      INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-adviser primarily uses a particular style - in this case, a "growth" style - to select investments for the Fund. This style may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      GROWTH INVESTING RISK - "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-adviser's strategies and its securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

SMALL CAPITALIZATION COMPANIES RISK - Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

PROFILE:  OPTIMUM SMALL CAP VALUE FUND

WHAT IS THE FUND'S GOAL?
The Small Cap Value Fund seeks long-term growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Hotchkis and Wiley Capital Management, LLC ("H&W") and the Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, H&W employs a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment process is designed to expose the Fund to value factors that the sub-adviser believes will lead to attractive risk-adjusted returns.

In managing its portion of the Fund's assets, RTAM considers factors including the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser's analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off the balance sheet values. RTAM intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

      CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

      INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

      VALUE INVESTING RISK - "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

SMALL CAPITALIZATION COMPANIES RISK - Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

PROFILE:  OPTIMUM INTERNATIONAL FUND

WHAT IS THE FUND'S GOAL?
The International Fund seeks long-term growth of capital. The Fund may also seek income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (the "Manager"), has selected Delaware International Advisers Ltd. ("Delaware International") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, Delaware International uses a value-oriented approach that emphasizes individual stock selection. Delaware International conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Delaware International also considers movement in the price of individual securities and the impact of currency adjustments on a US domiciled, dollar-based investor.


In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

      CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

      INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

PROFILE:  OPTIMUM FIXED INCOME FUND

WHAT IS THE FUND'S GOAL?
The Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days' prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.


The Fund invests primarily in investment grade fixed income securities (that is, those rated in the four highest rating categories by Standard & Poor's Ratings Service ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield securities ("junk bonds") rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives.


The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of five to ten years. The Fund normally will have a duration that is comparable to that of the Lehman Brothers Aggregate Bond Index. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.


The Fund's manager, Delaware Management Company (the "Manager"), has selected Delaware International Advisers Ltd. ("Delaware International") and Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments) to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund's assets. The Manager may change the allocation at any time. The relative values of the Manager's and each sub-adviser's share of the Fund's assets also may change over time. The Manager and each sub-adviser select investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, the Manager allocates investments principally among the following three sectors of the fixed income securities market: (1) the U.S. Investment Grade Sector, (2) the U.S. High Yield Sector, and (3) the International Sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors. Delaware International manages the portion of the investments allocated to the International Sector and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services regarding foreign securities.

In managing its portion of the Fund's assets, DIMA Inc. utilizes a core U.S. dollar fixed income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. DIMA Inc. generally uses a "bottom-up" approach and focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. In deciding whether to buy or sell individual securities, DIMA Inc. analyzes their values relative to the values of other similar securities based on a variety of factors, including creditworthiness, cash flow, and price.


In response to market, economic, political or other conditions, the Manager or a sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

      CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

      INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.


      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK - This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.


FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

      CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

      EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

LIQUIDITY RISK - The Fund's investments in illiquid securities may reduce its return because it may be unable to sell the illiquid securities at an advantageous time or price.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The Manager's and the sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

HOW HAVE THE FUNDS PERFORMED?

Each Fund is a new fund with no operating history or performance information prior to the date of this prospectus. Each Fund's performance information will be included in the prospectus after the Fund has completed its first full year of operations. Each Fund's performance will vary over time.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

The following tables describe the fees and expenses that you may pay when you buy, hold, or sell shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)1

LARGE CAP GROWTH FUND, LARGE CAP VALUE
FUND, SMALL CAP GROWTH FUND, SMALL CAP
VALUE FUND, AND INTERNATIONAL FUND
                                           CLASS A       CLASS B       CLASS C
Maximum sales charge (load)2                5.75%         4.00%         1.00%
Maximum sales charge (load) imposed on      5.75%(3)      None           None
purchases (as a percentage of offering
price)

Maximum contingent deferred sales            None        4.00%(4)       1.00%(5)
charge (load) (as a percentage of
original purchase price or redemption
proceeds, whichever is lower)

Sales charge (load) imposed on               None         None           None
reinvested dividends and other
distributions

Redemption fee                               None         None           None

FIXED INCOME FUND
                                           CLASS A       CLASS B       CLASS C
Maximum sales charge (load)2                4.50%         4.00%         1.00%
Maximum sales charge (load) imposed on      4.50%(3)      None           None
purchases (as a percentage of offering
price)

Maximum contingent deferred sales            None        4.00%(4)       1.00%(5)
charge (load) (as a percentage of
original purchase price or redemption
proceeds, whichever is lower)

Sales charge (load) imposed on               None         None           None
reinvested dividends and other
distributions

Redemption fee                               None         None           None

1 You may pay fees charged in connection with certain activity in your brokerage account directly from your Fund investment. Please see your brokerage account materials for additional information.

2 This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable contingent deferred sales charge imposed at the time of redemption.

3 Purchases of Class A shares of $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund) may qualify for reduced front-end sales charges. For more information, see "Choosing a share class - Class A sales charge."

4 For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, Class B shares redeemed during the first year after purchase are subject to a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. For Fixed Income Fund, Class B shares redeemed during the first year after purchase are subject to a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

5 Class C shares redeemed less than one year after purchase are subject to a 1.00% contingent deferred sales charge.


ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM CLASS ASSETS)

LARGE CAP GROWTH FUND
                                           CLASS A        CLASS B       CLASS C
Management fee                              0.80%          0.80%         0.80%
Distribution and/or Service (12b-1)         0.35%          1.00%         1.00%
fees
Other expenses(1)                           1.64%          1.64%         1.64%
Total annual class operating expenses2      2.79%          3.44%         3.44%
Reimbursed expenses/waived fees            (1.18%)        (1.18%)       (1.18%)
Net annual class operating expenses         1.61%          2.26%         2.26%

LARGE CAP VALUE FUND
                                           CLASS A        CLASS B       CLASS C
Management fee                              0.80%          0.80%         0.80%
Distribution and/or Service (12b-1)         0.35%          1.00%         1.00%
fees
Other expenses1                             1.45%          1.45%         1.45%
Total annual class operating expenses(2)    2.60%          3.25%         3.25%
Reimbursed expenses/waived fees            (1.10%)        (1.10%)       (1.10%)
Net annual class operating expenses         1.50%          2.15%         2.15%

SMALL CAP GROWTH FUND
                                           CLASS A        CLASS B       CLASS C
Management fee                              1.10%          1.10%         1.10%
Distribution and/or Service (12b-1)         0.35%          1.00%         1.00%
fees
Other expenses(1)                           3.12%          3.12%         3.12%
Total annual class operating expenses2      4.57%          5.22%         5.22%
Reimbursed expenses/waived fees            (2.76%)        (2.76%)       (2.76%)
Net annual class operating expenses         1.81%          2.46%         2.46%

SMALL CAP VALUE FUND
                                           CLASS A        CLASS B       CLASS C
Management fee                              1.05%          1.05%         1.05%
Distribution and/or Service (12b-1)         0.35%          1.00%         1.00%
fees
Other expenses(1)                           2.48%          2.48%         2.48%
Total annual class operating expenses2      3.88%          4.53%         4.53%
Reimbursed expenses/waived fees            (2.21%)        (2.21%)       (2.21%)
Net annual class operating expenses         1.67%          2.32%         2.32%

INTERNATIONAL FUND

                                           CLASS A        CLASS B       CLASS C
Management fee                              0.88%          0.88%         0.88%
Distribution and/or Service (12b-1)         0.35%          1.00%         1.00%
fees
Other expenses(1)                           1.93%          1.93%         1.93%
Total annual class operating expenses2      3.16%          3.81%         3.81%
Reimbursed expenses/waived fees            (1.24%)        (1.24%)       (1.24%)
Net annual class operating expenses         1.92%          2.57%         2.57%

FIXED INCOME FUND
                                           CLASS A        CLASS B       CLASS C
Management fee                              0.68%          0.68%         0.68%
Distribution and/or Service (12b-1)         0.35%          1.00%         1.00%
fees
Other expenses(1)                           1.25%          1.25%         1.25%
Total annual class operating expenses(2)    2.28%          2.93%         2.93%
Reimbursed expenses/waived fees            (1.08%)        (1.08%)       (1.08%)
Net annual class operating expenses         1.20%          1.85%         1.85%

1 Because the Fund has no operating history prior to the date of this prospectus, "Other expenses" are based on estimated amounts for the current fiscal period.

2 The Manager has contractually agreed through August 1, 2004 to reimburse expenses and/or waive its management fees for Class A, Class B, and Class C of the Fund to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 fees, and extraordinary expenses), as a percentage of each class's respective average daily net assets, from exceeding the percentages shown under "Net annual class operating expenses." After August 1, 2004, the Manager may discontinue this expense reimbursement and/or fee waiver agreement.



This EXAMPLE is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time periods shown.1 This is an example only and does not represent future expenses, which may be higher or lower than those shown. Also, as the example illustrates, your expenses may vary depending on whether you sell all of your shares at the end of the time periods indicated, or hold your shares.

LARGE CAP GROWTH FUND
                          CLASS A            CLASS B            CLASS C
                       SELL     HOLD      SELL     HOLD      SELL     HOLD
                      SHARES   SHARES    SHARES   SHARES    SHARES   SHARES
1 YEAR                 $729      $729     $629      $229      $329     $229
3 YEARS               $1,285    $1,285   $1,222     $947      $947     $947

LARGE CAP VALUE FUND
                          CLASS A            CLASS B            CLASS C
                       SELL     HOLD      SELL     HOLD      SELL     HOLD
                      SHARES   SHARES    SHARES   SHARES    SHARES   SHARES
1 YEAR                 $719      $719     $618      $218      $318     $218
3 YEARS               $1,238    $1,238   $1,173     $898      $898     $898

SMALL CAP GROWTH FUND
                          CLASS A            CLASS B            CLASS C

                       SELL     HOLD      SELL     HOLD      SELL     HOLD
                      SHARES   SHARES    SHARES   SHARES    SHARES   SHARES
1 YEAR                 $748      $748     $649      $249      $349     $249
3 YEARS               $1,641    $1,641   $1,592    $1,317    $1,317   $1,317

SMALL CAP VALUE FUND
                          CLASS A            CLASS B            CLASS C
                       SELL     HOLD      SELL     HOLD      SELL     HOLD
                      SHARES   SHARES    SHARES   SHARES    SHARES   SHARES
1 YEAR                 $735      $735     $635      $235      $335     $235
3 YEARS               $1,499    $1,499   $1,445    $1,170    $1,170   $1,170

INTERNATIONAL FUND

                          CLASS A            CLASS B            CLASS C
                       SELL     HOLD      SELL     HOLD      SELL     HOLD
                      SHARES   SHARES    SHARES   SHARES    SHARES   SHARES
1 YEAR                 $759      $759     $660      $260      $360     $260
3 YEARS               $1,384    $1,384   $1,325    $1,050    $1,050   $1,050

FIXED INCOME FUND
                          CLASS A            CLASS B            CLASS C
                       SELL     HOLD      SELL     HOLD      SELL     HOLD
                      SHARES   SHARES    SHARES   SHARES    SHARES   SHARES
1 YEAR                 $567      $567     $588      $188      $288     $188
3 YEARS               $1,031    $1,031   $1,030     $805      $805     $805

1     A Fund's actual rate of return may be higher or lower than the hypothetical 5% return used here. This example reflects the net operating expenses (with expense reimbursements and/or fee waivers) for the one-year contractual period, and the total operating expenses (without expense reimbursements and/or fee waivers) for years two through three.

MORE INFORMATION ABOUT THE FUNDS' RISKS

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks associated with that Fund.

The Funds have main investment strategies that come with inherent risks. Each Fund's main risks are identified in its Fund profile under the heading "What are the main risks of investing in the Fund?" and are described in more detail below. Also described below are additional risks to which each Fund may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all of the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

CONVERTIBLE SECURITIES RISK - The value of convertible securities fluctuates in relation to changes in interest rates and the value of the underlying common stock.

COUNTERPARTY RISK - This is the risk that a Fund may lose money because a party that the Manager contracts with to buy or sell securities fails to fulfill its side of the agreement.

DERIVATIVES RISK - A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of derivatives. A Fund's investments in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Fund's total return, and it is possible for a Fund's losses on a derivative to exceed its investment. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, interest rate or index. These types of transactions will be used for a number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities ("hedging"); and as a cash management tool. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund's hedging strategy unsuccessful and could result in losses. To the extent that a Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FIXED INCOME RISK - To the extent that a Fund invests a substantial amount of its assets in fixed income securities, the Fund may be subject to the following risks:

      CREDIT RISK - It is possible that the issuer of a security will not be able to make interest and principal payments when due.

      INTEREST RATE RISK - This is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

      LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities. Lower rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. Fixed-income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.


      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK - This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.


FOREIGN RISK - A Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a Fund may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities. In addition, the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

      CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

      EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid and subject to greater price volatility.

INDUSTRY-SPECIFIC RISK - This is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. A fund that concentrates its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

INFLATION RISK - This is the risk that the return from your investments will be less than the increase in the cost of living due to inflation, thus preventing you from reaching your financial goals.


INFORMATION RISK - This is the risk that key information about a security is inaccurate or unavailable.


INITIAL PUBLIC OFFERING RISK - The volume of initial public offerings ("IPOs") and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

INVESTMENT STYLE RISK - A sub-adviser may primarily use a particular style or set of styles - either "growth" or "value" styles - to select investments for a Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of a Fund's share price.

      GROWTH INVESTING RISK - "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

      VALUE INVESTING RISK - "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A Fund could lose all of its investment in a company's securities.

LARGE CAPITALIZATION COMPANIES RISK - Large capitalization companies tend to go in and out of favor based on market and economic conditions. Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that a Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

LEVERAGE RISK - This is the risk associated with securities or practices (for example, borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK - A Fund's investment in illiquid securities may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

MULTIPLE SUB-ADVISER RISK - Each Fund (except the Small Cap Growth Fund) employs multiple sub-advisers, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund's assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the securities from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each sub-adviser directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other sub-adviser, a Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund.


OPPORTUNITY RISK - This is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.


OVER-THE-COUNTER RISK - Over-the-counter ("OTC") transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The prices of these stocks may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in buying and selling these stocks at prevailing market prices.


POLITICAL RISK - This is the risk of losses directly attributable to government or political actions.


PORTFOLIO MANAGEMENT RISK - The sub-advisers' (and, in the case of the Fixed Income Fund, the Manager's) strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - The Funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a Fund's distributions may have on shareholders. A Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Fund, which may result in higher Fund expenses and could reduce investment returns. The sale of Fund securities may result in the recognition of capital gain or loss, which can create adverse tax results for shareholders.

SMALL CAPITALIZATION COMPANIES RISK - Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Their managements may lack depth and experience. Smaller companies also may have narrower product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Investments in small-capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Some small capitalization companies may be unseasoned companies that have been in operation less than three years, including operation of any predecessors. Their securities may have limited liquidity and their prices may be very volatile.

VALUATION RISK - This is the risk that a Fund has valued securities at a price that is higher than the price the Fund could obtain if it sold the securities.

WHO MANAGES THE FUNDS


INVESTMENT MANAGER
Each Fund is managed by Delaware Management Company (the "Manager"), located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. The Manager together with its predecessors have been managing mutual funds since 1938. As of March 31, 2003, the Manager and its affiliates had over $85 billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general management of the Trust and the Funds, which includes selecting the Funds' sub-advisers and monitoring each Fund and sub-adviser to ensure that investment activities remain consistent with a Fund's investment objective. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which Fund performance is measured. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

For these services, each Fund pays the Manager a fee based on the Fund's average net assets. Large Cap Growth Fund and Large Cap Value Fund each pays a management fee at an annual rate of 0.80% of its average net assets. Small Cap Growth Fund pays a management fee at an annual rate of 1.10% of its average net assets. Small Cap Value Fund pays a management fee at an annual rate of 1.05% of its average net assets. International Fund pays a management fee at an annual rate of 0.875% of its average net assets. Fixed Income Fund pays a management fee at an annual rate of 0.70% of its average net assets. Each Fund's (except the Small Cap Growth Fund's) management fee, as a percentage of net assets, declines as assets increase above designated levels. The Manager pays the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average net assets.

SUB-ADVISERS AND PORTFOLIO MANAGERS
Each Fund's investments are selected by one or more sub-advisers. The following identifies and describes each Fund's sub-advisers, identifies each Fund's portfolio managers, and describes each portfolio manager's business experience. Each sub-adviser is paid by the Manager.

LARGE CAP GROWTH FUND
Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 and provides investment advisory services to mutual funds and private accounts. Marsico Capital is a wholly-owned indirect subsidiary of Bank of America Corporation. As of March 31, 2003, Marsico Capital had over $16.5 billion in assets under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.


Thomas F. Marsico, the Chief Executive Officer of Marsico Capital, and James A. Hillary, a Portfolio Manager and Senior Analyst with Marsico Capital, are primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary has over 10 years of experience as a securities analyst and portfolio manager and was a founding member of Marsico Capital. They have held their Fund responsibilities since the Fund's inception.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., which is a publicly-traded financial services holding company. As of March 31, 2003, T. Rowe Price had over $139 billion in assets under management. T. Rowe Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price, is primarily responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr. Smith works with T. Rowe Price's Investment Advisory Committee in developing and executing the Fund's investment program. Mr. Smith joined T. Rowe Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities since the Fund's inception.

LARGE CAP VALUE FUND

Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Van Kampen is a subsidiary of Morgan Stanley. As of March 31, 2003, Van Kampen and its institutional advisory affiliates had over $361 billion in assets under management. Van Kampen has held its Fund responsibilities since the Fund's inception.


Van Kampen's Equity Income team is primarily responsible for the day-to-day management of Van Kampen's share of the Fund's assets. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Vice President; and Vincent E. Vizachero, Associate. The Equity Income team has held its Fund responsibilities since the Fund's inception.


Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. As of March 31, 2003, MFS had over $112 billion in assets under management. MFS has held its Fund responsibilities since the Fund's inception.

Lisa B. Nurme and Steven R. Gorham, each an MFS Senior Vice President, are primarily responsible for the day-to-day management of MFS's share of the Fund's assets. They have been employed in the MFS investment management area since 1987 and 1992, respectively. They have held their Fund responsibilities since the Fund's inception.

SMALL CAP GROWTH FUND

Liberty Wanger Asset Management, L.P. ("Liberty WAM"), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, and its predecessor have managed mutual funds since 1992. As of March 31, 2003, Liberty WAM and its affiliates had over $139 billion in assets under management. Liberty WAM has held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Liberty WAM, is primarily responsible for the day-to-day management of the Fund's assets. Mr. Mohn has been a member of the domestic analytical team at Liberty WAM and its predecessor since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

SMALL CAP VALUE FUND

Hotchkis and Wiley Capital Management, LLC ("H&W"), located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, was founded in 1980 and manages institutional and private accounts and mutual funds. As of March 31, 2003, H&W had over $4 billion in assets under management. H&W has held its Fund responsibilities since the Fund's inception.

Jim Miles and David Green, each a Principal of H&W, are primarily responsible for the day-to-day management of H&W's share of the Fund's assets. Messrs. Miles and Green joined H&W in 1995 and 1997, respectively. They have held their Fund responsibilities since the Fund's inception.

The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM"), located at 600 Fifth Avenue, New York, New York 10020, has been in the asset management business since 1970. As of March 31, 2003, RTAM had over $17.5 billion in assets under management. RTAM has held its Fund responsibilities since the Fund's inception.

J. Dennis Delafield and Vincent Sellecchia are primarily responsible for the day-to-day management of RTAM's share of the Fund's assets. Messrs. Delafield and Sellecchia are Managing Directors of Reich & Tang Capital Management Group, a division of RTAM. They have been associated with RTAM since 1991 and have held their Fund responsibilities since the Fund's inception.

INTERNATIONAL FUND

Delaware International Advisers Ltd. ("Delaware International"), located at 3rd Floor, 80 Cheapside, London, England EC2V 6EE, has been in the global asset management business since 1990. As of March 31, 2003, Delaware International had over $12.5 billion in assets under management. Delaware International has held its Fund responsibilities since the Fund's inception.

Fiona A. Barwick, Elizabeth A. Desmond, Clive A. Gillmore, Nigel G. May and David G. Tilles are primarily responsible for the day-to-day management of Delaware International's share of the Fund's assets. Ms. Barwick is a Senior Portfolio Manager and has been with Delaware International since 1993. Ms. Desmond is a Director, Senior Portfolio Manager and Regional Research Director and has been with Delaware International since 1991. Mr. Gillmore is a Deputy Managing Director and Senior Portfolio Manager and has been with Delaware International since 1990. Mr. May is a Director, Senior Portfolio Manager and Regional Research Director and has been with Delaware International since 1991. Mr. Tilles is a Managing Director, Chief Executive Officer and Chief Investment Officer and has been with Delaware International since 1990. They have held their Fund responsibilities since the Fund's inception.

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 and provides investment advisory services to mutual funds and private accounts. Marsico Capital is a wholly-owned indirect subsidiary of Bank of America Corporation. As of March 31, 2003, Marsico Capital had over $16.5 billion in assets under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.

James G. Gendelman, a Portfolio Manager and Senior Analyst with Marsico Capital, is primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Prior to joining Marsico Capital in May 2000 as a portfolio manager, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. He has held his Fund responsibilities since the Fund's inception.

FIXED INCOME FUND

Delaware International Advisers Ltd. ("Delaware International"), located at 3rd Floor, 80 Cheapside, London, England EC2V 6EE, has been in the global asset management business since 1990. As of March 31, 2003, Delaware International had over $12.5 billion in assets under management. Delaware International has held its Fund responsibilities since the Fund's inception.


Upender V. Rao, Paul Grillo and Timothy L. Rabe are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets. Mr. Rao is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2000. Prior to joining Delaware Investments, Mr. Rao was head of emerging markets research and trading at Conseco Capital Management. Mr. Grillo is a Vice President and Senior Portfolio Manager and has been with Delaware Investments since 1993. Mr. Rabe is a Vice President and Portfolio Manager and has been with Delaware Investments since 2000. Prior to joining Delaware Investments, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. They have held their Fund responsibilities since the Fund's inception.

When making investment decisions for the Fund, Messrs. Rao, Grillo and Rabe consult with Joanna Bates, Stephen R. Cianci, John Kirk and Christopher A. Moth. Ms. Bates is a Senior Portfolio Manager and has been with Delaware International since1997. Mr. Cianci is a Senior Portfolio Manager and has been with Delaware Investments since1992. Mr. Kirk is a Director and Senior Portfolio Manager and has been with Delaware International since 1998. Mr. Moth is a Director, Senior Portfolio Manager and Chief Investment Officer, Global Fixed Income & Currencies and has been with Delaware International since 1992. They have held their Fund responsibilities since the Fund's inception.

Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments), located at 345 Park Avenue, New York, New York 10154, provides a full range of investment advisory services to institutional and retail clients. As of March 31, 2003, DIMA Inc. had over $162 billion in assets under management. DIMA Inc. has held its Fund responsibilities since the Fund's inception.


A team of portfolio managers, led by Gary Bartlett, is primarily responsible for the day-to-day management of DIMA Inc.'s share of the Fund's assets. Mr. Bartlett is a Managing Director of DIMA Inc. and joined the firm in 1991. Mr. Bartlett and his team have held their Fund responsibilities since the Fund's inception.

WHO'S WHO?

The following describes the various organizations involved with managing, administering and servicing the Funds.

BOARD OF TRUSTEES. A mutual fund is governed by a Board of Trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Funds rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.


INVESTMENT MANAGER AND SUB-ADVISERS. An investment manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion thereof. The sub-adviser is selected and supervised by the investment manager. The investment manager or the sub-adviser, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in a mutual fund's prospectus. The investment manager or the sub-adviser, as the case may be, places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. A written contract between the investment manager and the sub-adviser specifies the services the sub-adviser performs. The manager and the sub-adviser are subject to numerous legal restrictions, especially regarding transactions with the funds they advise. Delaware Management Company serves as the Funds' manager. The Funds' sub-advisers are identified under the heading "Who manages the Funds?".

The Trust has applied for an exemptive order from the SEC ("Multi-Manager Order") that would permit the Manager, subject to certain conditions, to enter into sub-advisory agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. If the Trust obtains the Multi-Manager Order, the Manager will be able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing funds, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the sub-advisory agreements would cause an automatic termination of the agreement. However, the Manager will not be able to enter into a sub-advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Fund's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed fund, the fund's initial shareholder. Delaware International Advisers Ltd., one of the current sub-advisers, is an affiliate of the Manager. Although shareholder approval would not be required for the termination of sub-advisory agreements, shareholders of a Fund would continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. In employing a multi-manager approach, an investment manager may hire consultants to assist with its duties. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

PORTFOLIO MANAGERS. Portfolio managers are employed by the investment manager and/or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading "Who manages the Funds?".

CUSTODIAN. Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets. JPMorgan Chase Bank serves as the Funds' custodian.

DISTRIBUTOR. Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRsm) rules governing mutual fund sales practices. Delaware Distributors, L.P. serves as the Funds' distributor. Shares of the Funds may be purchased only through a securities dealer or other financial intermediary that has entered into an agreement with the Funds' distributor (a "participating securities dealer or other financial intermediary"), including Linsco/Private Ledger Corp.

FINANCIAL INTERMEDIARY WHOLESALER. Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. is primarily responsible for promoting the sale of Fund shares through participating securities dealers or other financial intermediaries.

SERVICE AGENT. Mutual fund companies employ one or more service agents to provide transfer agency, shareholder, accounting, and administrative services. Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Shareholder service agents provide customer service to shareholders. Fund accountants price portfolio holdings and calculate fund net asset values. Fund administrators provide various administrative services such as coordinating service provider relationships, contract renewals and Board meetings. Delaware Service Company, Inc. serves as the Funds' service agent. Linsco/Private Ledger Corp. serves as, and other participating securities dealers or other financial intermediaries may also serve as, the Funds' sub-service agent with respect to Fund shares they have sold.

SECURITIES DEALERS AND OTHER FINANCIAL INTERMEDIARIES. Securities dealers and other financial intermediaries provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Participating securities dealers or other financial intermediaries are compensated for their services, generally through sales commissions, and through 12b-1 distribution and/or service fees deducted from a Fund's assets.


SHAREHOLDERS. Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT


INVESTING IN THE FUNDS
Shares of the Funds may be purchased only through a participating securities dealer or other financial intermediary.

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your participating securities dealer or other financial intermediary to determine which class best suits your investment goals and time frame.

Certain participating securities dealers or other financial intermediaries may charge you additional fees in connection with transactions in Fund shares.


CHOOSING A SHARE CLASS

CLASS A

o Class A shares have a front-end sales charge of up to 5.75% (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or 4.50% (Fixed Income Fund) that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund), your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances, the sales charge may be waived; please see the Statement of Additional Information.


o Class A shares are subject to annual 12b-1 fees of 0.35% of average daily net assets (of which 0.25% are service fees) paid to the distributor, participating securities dealers or other financial intermediaries for providing services and/or maintaining shareholder accounts. The 12b-1 fee for Class A shares is lower than the 12b-1 fees for Class B and Class C shares.

o     Class A shares are not subject to a contingent deferred sales charge.





CLASS A SALES CHARGES

LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND,
SMALL CAP GROWTH FUND, SMALL CAP VALUE
FUND, AND INTERNATIONAL FUND
                                                                 GROSS DEALER'S
                          SALES CHARGE AS    SALES CHARGE AS     COMMISSION AS A
                          A % OF OFFERING      A % OF NET        % OF OFFERING
AMOUNT OF INVESTMENT           PRICE         AMOUNT INVESTED         PRICE
Up to $74,999                  5.75%              6.10%              5.75%
$75,000 to $99,999             4.75%              4.99%              4.75%
$100,000 to $249,999           3.75%              3.90%              3.75%


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

$250,000 to $499,999           2.50%              2.56%              2.50%
$500,000 to $999,999           2.00%              2.04%              2.00%
$1,000,000 +                   0.00%              0.00%              0.00%

FIXED INCOME FUND
                                                                GROSS DEALER'S
                          SALES CHARGE AS    SALES CHARGE AS    COMMISSION AS A
                          A % OF OFFERING      A % OF NET        % OF OFFERING
AMOUNT OF INVESTMENT           PRICE         AMOUNT INVESTED         PRICE
Up to $99,999                  4.50%              4.71%              4.50%
$100,000 to $249,999           3.50%              3.63%              3.50%
$250,000 to $499,999           2.50%              2.56%              2.50%
$500,000 to $999,999           2.00%              2.04%              2.00%
$1,000,000 +                   0.00%              0.00%              0.00%




CLASS B

o Class B shares have no front-end sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a continent deferred sales charge of 4.00%. The contingent deferred sales charge declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

o For Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a continent deferred sales charge of 4.00%. The contingent deferred sales charge declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.


o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees of 1.00% of average daily net assets (of which 0.25% are service fees) paid to the distributor, participating securities dealers or other financial intermediaries for providing services and/or maintaining shareholder accounts.


o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of 0.35%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase any amount up to $100,000 of Class B shares at any one time.




CLASS C

o Class C shares have no front-end sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1.00% if you redeem your shares less than one year after you buy them.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.


o Class C shares are subject to annual 12b-1 fees of 1.00% of average daily net assets (of which 0.25% are service fees) paid to the distributor, participating securities dealers or other financial intermediaries for providing services and/or maintaining shareholder accounts.


o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.


o You may purchase any amount less than $1,000,000 of Class C shares at any one time.




Each share class has adopted a separate 12b-1 plan that allows it to pay service fees for providing services to shareholders of that class and/or maintaining shareholder accounts for that class, and distribution fees for the sale and distribution of shares of the class. Because these fees are paid out of class assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


DEALER COMPENSATION
The participating securities dealer or other financial intermediary (including Linsco/Private Ledger Corp.) that sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in the Fund.

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND, LARGE CAP VALUE CLASS A(1) CLASS B(2) CLASS C(3) FUND, SMALL CAP GROWTH FUND, SMALL CAP
VALUE FUND, AND INTERNATIONAL FUND
--------------------------------------------------------------------------------
GROSS DEALER'S COMMISSION                 -             4.00%         1.00%
--------------------------------------------------------------------------------
Investment up to $74,999                  5.75%         -             -
--------------------------------------------------------------------------------
$75,000 - $99,999                         4.75%         -             -
--------------------------------------------------------------------------------
$100,000 - $249,999                       3.75%         -             -
--------------------------------------------------------------------------------
$250,000 - $499,999                       2.50%         -             -
--------------------------------------------------------------------------------
$500,000 - $999,999                       2.00%         -             -
--------------------------------------------------------------------------------
$1,000,000 +                              0.00%         -             -
--------------------------------------------------------------------------------
12b-1 DISTRIBUTION AND/OR SERVICE FEE
TO DEALER                                 0.35%         0.25%         1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME FUND                         CLASS A(1)    CLASS B(2)    CLASS C(3)
--------------------------------------------------------------------------------
GROSS DEALER'S COMMISSION                 -             4.00%         1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment up to $99,999                  4.50%         -             -
--------------------------------------------------------------------------------
$100,000 - $249,999                       3.50%         -             -
--------------------------------------------------------------------------------
$250,000 - $499,999                       2.50%         -             -
--------------------------------------------------------------------------------
$500,000 - $999,999                       2.00%         -             -
--------------------------------------------------------------------------------
$1,000,000 +                              0.00%         -             -
--------------------------------------------------------------------------------
12b-1 DISTRIBUTION AND/OR SERVICE FEE
TO DEALER                                 0.35%         0.25%         1.00%
--------------------------------------------------------------------------------

1 On sales of Class A shares, the distributor re-allows to your participating securities dealer or other financial intermediary the full amount of the front-end sales charge and the full 0.35% 12b-1 distribution and service fee applicable to Class A.

2 On sales of Class B shares, the distributor pays your participating securities dealer or other financial intermediary an up-front commission of 4.00%. Your participating securities dealer or other financial intermediary also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and your participating securities dealer or other financial intermediary may then be eligible to receive the full 0.35% 12b-1 distribution and service fee applicable to Class A.

3 On sales of Class C shares, the distributor pays your participating securities dealer or other financial intermediary an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%, which your participating securities dealer or other financial intermediary may be eligible to receive at the time of purchase. During the first 12 months, the distributor retains the full 1.00% 12b-1 distribution and service fee to offset partially the up-front commission paid and the 0.25% 12b-1 service fee advanced at the time of purchase. Starting in the 13th month, your participating securities dealer or other financial intermediary may be eligible to receive the full 1.00% 12b-1 distribution and service fee applicable to Class C.

In addition, participating securities dealers or other financial intermediaries (including Linsco/Private Ledger Corp.) who have entered into a sub-service agreement with Delaware Service Company, Inc. may receive from Delaware Service Company, Inc. compensation at an annual rate of up to 0.25% of each Fund's average daily net assets, with respect to Fund shares they have sold.


HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your participating securities dealer or other financial intermediary. Your participating securities dealer or other financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs.

-------------------------------------------------------------------------------------------------
PROGRAM               HOW IT WORKS                             SHARE CLASS
                                                 A                  B                  C
-------------------------------------------------------------------------------------------------
Letter of Intent      Through a Letter           X          Although the Letter of Intent and
                      of Intent you                         Rights of Accumulation do not apply
                      agree to invest                       to the purchase of Class B and
                      a certain amount                      Class C shares, you can combine
                      in Optimum Funds                      your purchase of Class A shares
                      over a 13-month                       with your purchase of Class B and
                      period to                             Class C shares to fulfill your
                      qualify for                           Letter of Intent or qualify for
                      reduced                               Rights of Accumulation
                      front-end sales
                      charges.
-----------------------------------------------------------
Rights of             You can combine            X
Accumulation          your holdings or
                      purchases of all
                      Optimum Funds as
                      well as the
                      holdings and
                      purchases of
                      your spouse and
                      children under
                      21 to qualify
                      for reduced
                      front-end sales
                      charges.

-------------------------------------------------------------------------------------------------
Reinvestment of       Up to 35 days      For Class A, you   For Class B,       Not available.
Redeemed Shares       after you redeem   will not have to   your account
                      shares, you can    pay an             will be credited
                      reinvest the       additional         with the
                      proceeds without   front-end sales    contingent
                      paying a sales     charge.            deferred sales
                      charge as noted                       charge you
                      to the right.                         previously paid
                                                            on the amount
                                                            you are
                                                            reinvesting.
                                                            Your schedule
                                                            for contingent
                                                            deferred sales
                                                            charges and
                                                            conversion to
                                                            Class A will not
                                                            start over
                                                            again; it will
                                                            pick up from the
                                                            point at which
                                                            you redeemed
                                                            your shares.
-------------------------------------------------------------------------------------------------



Each Fund may, from time to time, waive the front-end sales charge on its Class A shares sold to clients of certain participating securities dealers or other financial intermediaries meeting criteria established by the Funds' distributor. This privilege will apply only to a client who can document that such Class A shares were purchased with proceeds from the redemption of shares from an unaffiliated mutual fund on which a sales charge was paid or that were subject at any time to a contingent deferred sales charge, and when the Fund's distributor has determined in its sole discretion that the unaffiliated fund invests primarily in the same types of securities as or has an investment objective similar to that of the Fund purchased. The shares of the unaffiliated fund must have been purchased within the last two years prior to the date on which Class A shares are purchased, and purchases of Class A shares must be made within thirty (30) days of redemption from the unaffiliated fund.

HOW TO BUY SHARES

THROUGH YOUR FINANCIAL INTERMEDIARY
Your participating securities dealer or other financial intermediary can handle all the details of purchasing shares, including opening an account. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

BY EXCHANGE
You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.


You can open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an individual retirement account (IRA) or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account ("Coverdell ESA") is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the Statement of Additional Information.


Certificates representing shares purchased are not issued.


The price to buy shares is the net asset value per share ("NAV"), plus any applicable sales charge. This is the offering price. The price of your shares is based on the next calculation of NAV after your order is placed. For your purchase order to be priced at the NAV on the day of your order, you must submit your order to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Your participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly sent to the Fund. Any purchase order placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject any order to buy shares and may suspend the sale of shares at any time.

We determine each Fund's NAV at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV.


Securities listed on a U.S. securities exchange for which market quotations are available are normally valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted domestic equity securities are normally valued at the last sale price as of the close of the New York Stock Exchange. Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities listed on a foreign exchange are generally valued at the last quoted sales price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available at the time when net assets are valued. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service. Foreign securities may trade on weekends or other days when a Fund does not price its shares. While the value of a Fund's assets may change on these days, you will not be able to purchase or redeem Fund shares.

U.S. Government securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.


For other assets and securities for which quotations are determined to be not readily available (possibly including restricted securities) we use methods approved by the Funds' Board of Trustees that are designed to price securities at their fair market value.


HOW TO SELL SHARES


THROUGH YOUR FINANCIAL INTERMEDIARY
Your participating securities dealer or other financial intermediary can handle all the details of redeeming your shares. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.


BY EXCHANGE

You may also redeem shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.


The price to sell shares is the NAV, minus any applicable contingent deferred sales charge. The price of your shares is based on the next calculation of NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Your participating securities dealer or other financial intermediary is responsible for making sure that your redemption request is promptly sent to the Fund. Any redemption request placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject an order to sell shares under certain circumstances.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one Fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

HOW TO TRANSFER SHARES
You may transfer your Fund shares only to another participating securities dealer or other financial intermediary. All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the distributor. In this case, you must either transfer your shares to an account with the Funds' service agent (contact Delaware Service Company, Inc. at (800) 914-0278 for information), or sell your shares and pay any applicable deferred sales charge. Certain shareholder services may not be available for the transferred shares. If you hold Fund shares directly with the Funds' service agent, you may purchase, only through dividend reinvestment, additional shares of only those Funds previously owned before the transfer.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, or Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts, and $500 for Coverdell ESAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem the shares in your account (without charging any deferred sales charge) after 60 days' written notice to you. Under certain circumstances, the account minimums may be waived; please see the Statement of Additional Information.


SPECIAL SERVICES
To help you build your investments, we offer the following special services.


DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or in the same share class in another Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.


EXCHANGES
You can exchange all or part of your shares of one Fund for shares of the same class of another Fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. When exchanging shares of one Fund for the same class of shares of other Funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for purposes of determining the contingent deferred sales charge and (when exchanging Class B shares) the conversion to Class A shares will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Short-term or excessive trading into or out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if, in Fund management's opinion, the transaction is deemed harmful to the Fund's other shareholders or would disrupt the management of the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fixed Income Fund expects to declare and distribute dividends quarterly. Each Fund will distribute net capital gains, if any, at least annually and may distribute net capital gains twice a year.


We automatically reinvest all dividends and capital gains, unless we receive other instructions.


In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

OPTIMUM LARGE CAP GROWTH FUND
OPTIMUM LARGE CAP VALUE FUND
OPTIMUM SMALL CAP GROWTH FUND
OPTIMUM SMALL CAP VALUE FUND
OPTIMUM INTERNATIONAL FUND
OPTIMUM FIXED INCOME FUND


Additional information about each Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In each Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. The Funds' shareholder reports will be available once the Funds have completed their first annual or semi-annual period. You can find more detailed information about the Funds in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally considered a part of this prospectus. If you want a free copy of the SAI or an annual or semi-annual report, or if you have any questions about investing in a Fund, please contact your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' service agent, call toll-free (800) 914-0278.


You can find reports and other information about the Funds on the Edgar Database on the SEC's web site (http://www.sec.gov). You can also get copies of this information, after paying a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the Public Reference Room by calling the SEC at (202) 942-8090.


Registrant's Investment Company Act file number:  811-21335


FUND NAME
CLASS NAME (CUSIP NUMBER; FUND NUMBER)

Optimum Large Cap Growth Fund
Class A (246118707; 901) / Class B (246118806; 902) / Class C (246118889; 903)
Optimum Large Cap Value Fund
Class A (246118863; 905) / Class B (246118855; 906) / Class C (246118848; 907)
Optimum Small Cap Growth Fund
Class A (246118822; 909) / Class B (246118814; 910) / Class C (246118798; 911)
Optimum Small Cap Value Fund
Class A (246118772; 913) / Class B (246118764; 914) / Class C (246118756; 915)
Optimum International Fund
Class A (246118731; 917) / Class B (246118723; 918) / Class C (246118715; 919)
Optimum Fixed Income Fund
Class A (246118681; 921) / Class B (246118673; 922) / Class C (246118665; 923)

                          OPTIMUM LARGE CAP GROWTH FUND
                          OPTIMUM LARGE CAP VALUE FUND
                          OPTIMUM SMALL CAP GROWTH FUND
                          OPTIMUM SMALL CAP VALUE FUND
                           OPTIMUM INTERNATIONAL FUND
                            OPTIMUM FIXED INCOME FUND


                               Institutional Class


                                   PROSPECTUS

                                 August 1, 2003
























The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.




   Optimum Fund Trust o 2005 Market Street o Philadelphia, Pennsylvania 19103

================================================================================
TABLE OF CONTENTS
================================================================================

WHAT ARE THE FUNDS' GOALS, STRATEGIES, AND RISKS?     PAGE
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small Cap Growth Fund
Optimum Small Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund

HOW HAVE THE FUNDS PERFORMED?                         PAGE

WHAT ARE THE FUNDS' FEES AND EXPENSES?                PAGE

MORE INFORMATION ABOUT THE FUNDS' RISKS               PAGE

WHO MANAGES THE FUNDS?                                PAGE
Investment manager
Sub-advisers and portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                    PAGE
Investing in the Funds
How to buy shares
How to sell shares

How to transfer shares

Account minimums
Exchanges
Dividends, distributions and taxes

================================================================================
PROFILE:  OPTIMUM LARGE CAP GROWTH FUND
================================================================================

WHAT IS THE FUND'S GOAL?
The Large Cap Growth Fund seeks long-term growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (the "Manager"), has selected T. Rowe Price Associates, Inc. ("T. Rowe Price") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

     CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

     INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

     LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

     CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

     EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     GROWTH INVESTING RISK - "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

LARGE CAPITALIZATION COMPANIES RISK - Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

================================================================================
PROFILE:  OPTIMUM LARGE CAP VALUE FUND
================================================================================

WHAT IS THE FUND'S GOAL?
The Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Massachusetts Financial Services Company ("MFS") and Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen, ("Van Kampen") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, MFS seeks to achieve a gross yield that exceeds that of the Standard & Poor's 500 Index. MFS uses a "bottom-up" stock selection approach. This means that MFS selects securities based upon fundamental analysis of factors such as earnings, cash flows, competitive position, and management's abilities.


In managing its portion of the Fund's assets, Van Kampen uses a stock selection approach that focuses primarily on a security's potential for capital growth and income. Van Kampen looks for catalysts for change that may positively impact a company, such as new management, industry development, or regulatory change. The aim is to uncover these catalysts for change and then benefit from potential stock price appreciation of the change taking place at the company.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

     CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

     INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

     LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

     CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

     EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     VALUE INVESTING RISK - "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

LARGE CAPITALIZATION COMPANIES RISK - Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

================================================================================
PROFILE:  OPTIMUM SMALL CAP GROWTH FUND
================================================================================

WHAT IS THE FUND'S GOAL?
The Small Cap Growth Fund seeks long-term growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.


The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (the "Manager"), has selected Liberty Wanger Asset Management, L.P. ("Liberty WAM") to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets.

In managing the Fund's assets, Liberty WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Liberty WAM believes is reasonable relative to the assets and earnings power of the company. Liberty WAM may identify what it believes are important economic, social or technological trends and try to identify companies it thinks will benefit from these trends. Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

In response to market, economic, political or other conditions, the sub-adviser may temporarily use a different investment strategy for defensive purposes. If the sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

     CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

     INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

     LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

     CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

     EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-adviser primarily uses a particular style - in this case, a "growth" style - to select investments for the Fund. This style may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     GROWTH INVESTING RISK - "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. "Growth" stocks also tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-adviser's strategies and its securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

SMALL CAPITALIZATION COMPANIES RISK - Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

================================================================================
PROFILE:  OPTIMUM SMALL CAP VALUE FUND
================================================================================

WHAT IS THE FUND'S GOAL?
The Small Cap Value Fund seeks long-term growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in foreign securities; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected Hotchkis and Wiley Capital Management, LLC ("H&W") and the Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, H&W employs a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment process is designed to expose the Fund to value factors that the sub-adviser believes will lead to attractive risk-adjusted returns.

In managing its portion of the Fund's assets, RTAM considers factors including the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser's analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off the balance sheet values. RTAM intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

     CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

     INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

     LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

     CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

     EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

INVESTMENT STYLE RISK - The sub-advisers primarily use a particular style or set of styles - in this case "value" styles - to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     VALUE INVESTING RISK - "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

SMALL CAPITALIZATION COMPANIES RISK - Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

================================================================================
PROFILE:  OPTIMUM INTERNATIONAL FUND
================================================================================

WHAT IS THE FUND'S GOAL?
The International Fund seeks long-term growth of capital. The Fund may also seek income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (the "Manager"), has selected Delaware International Advisers Ltd. ("Delaware International") and Marsico Capital Management, LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, Delaware International uses a value-oriented approach that emphasizes individual stock selection. Delaware International conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Delaware International also considers movement in the price of individual securities and the impact of currency adjustments on a US domiciled, dollar-based investor.


In managing its portion of the Fund's assets, Marsico Capital uses a growth-oriented approach that combines "top-down" economic analysis with "bottom-up" stock selection. Under the "top-down" approach, Marsico Capital analyzes various macroeconomic and other factors (including interest rates, inflation, the regulatory environment, industry consolidation and economic trends) to identify sectors, industries and companies that appear likely to benefit from the overall trends Marsico Capital has observed. Under the "bottom-up" approach, Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In deciding whether to buy or sell specific investments, Marsico Capital focuses on a number of different attributes, which may include a company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, the apparent use of conservative accounting standards, and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates.

In response to market, economic, political or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

     CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

     INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

     LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.

FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

     CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

     EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

================================================================================
PROFILE:  OPTIMUM FIXED INCOME FUND
================================================================================

WHAT IS THE FUND'S GOAL?
The Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days' prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.


The Fund invests primarily in investment grade fixed income securities (that is, those rated in the four highest rating categories by Standard & Poor's Ratings Service ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield securities ("junk bonds") rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, determined by the Manager or a sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund's goal, the Fund may also invest in futures, options, and other derivatives.


The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of five to ten years. The Fund normally will have a duration that is comparable to that of the Lehman Brothers Aggregate Bond Index. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.


The Fund's manager, Delaware Management Company (the "Manager"), has selected Delaware International Advisers Ltd. ("Delaware International") and Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments) to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund's assets. The Manager may change the allocation at any time. The relative values of the Manager's and each sub-adviser's share of the Fund's assets also may change over time. The Manager and each sub-adviser select investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, the Manager allocates investments principally among the following three sectors of the fixed income securities market: (1) the U.S. Investment Grade Sector, (2) the U.S. High Yield Sector, and (3) the International Sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors. Delaware International manages the portion of the investments allocated to the International Sector and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services regarding foreign securities.


In managing its portion of the Fund's assets, DIMA Inc. utilizes a core U.S. dollar fixed income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. DIMA Inc. generally uses a "bottom-up" approach and focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. In deciding whether to buy or sell individual securities, DIMA Inc. analyzes their values relative to the values of other similar securities based on a variety of factors, including creditworthiness, cash flow, and price.


In response to market, economic, political or other conditions, the Manager or a sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.

The Fund's performance may be affected by one or more of the following risks, which are described in more detail in the section "More information about the Funds' risks."

DERIVATIVES RISK - The Fund's investments in derivatives may rise or fall more rapidly than other investments.

FIXED INCOME RISK - Investments in fixed income securities may subject the Fund to the following risks:

     CREDIT RISK - An issuer of a security may not be able to make interest and principal payments when due.

     INTEREST RATE RISK - In general, securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

     LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities.


     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK - This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.


FOREIGN RISK - The Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign securities markets may be less liquid and more volatile than U.S. markets.

     CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.

     EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

LIQUIDITY RISK - The Fund's investments in illiquid securities may reduce its return because it may be unable to sell the illiquid securities at an advantageous time or price.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

PORTFOLIO MANAGEMENT RISK - The Manager's and the sub-advisers' strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your participating securities dealer or other financial intermediary to determine whether it is an appropriate investment for you.

================================================================================
HOW HAVE THE FUNDS PERFORMED?
================================================================================

Each Fund is a new fund with no operating history or performance information prior to the date of this prospectus. Each Fund's performance information will be included in the prospectus after the Fund has completed its first full year of operations. Each Fund's performance will vary over time.

================================================================================
WHAT ARE THE FUNDS' FEES AND EXPENSES?
================================================================================

The following tables describe the fees and expenses that you may pay when you buy and hold Institutional Class shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)1/

Maximum sales charge (load)         None
imposed on purchases (as a
percentage of offering price)

Maximum contingent deferred         None
sales charge (load) (as a
percentage of original purchase
price or redemption proceeds,
whichever is lower)

Sales charge (load) imposed on      None
reinvested dividends and other
distributions

Redemption fee                      None

1/ You may pay fees charged in connection with certain activity in your brokerage account directly from your Fund investment. Please see your brokerage account materials for additional information.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM CLASS ASSETS)

------------------------------
LARGE CAP GROWTH FUND
                                INSTITUTIONAL
                                    CLASS
-----------------------------------------------
Management fee                      0.80%
Distribution and/or Service         None
(12b-1) fees
Other expenses1/                    1.64%
Total annual class operating        2.44%
expenses2/
Reimbursed expenses/waived fees    (1.18%)
Net annual class operating          1.26%
expenses
------------------------------
LARGE CAP VALUE FUND
                                INSTITUTIONAL
                                    CLASS
-----------------------------------------------
Management fee                      0.80%
Distribution and/or Service         None
(12b-1) fees
Other expenses1/                    1.45%
Total annual class operating        2.25%
expenses2/
Reimbursed expenses/waived fees    (1.10%)
Net annual class operating          1.15%
expenses
------------------------------
SMALL CAP GROWTH FUND
                                INSTITUTIONAL
                                    CLASS
-----------------------------------------------
Management fee                      1.10%
Distribution and/or Service         None
(12b-1) fees
Other expenses1/                    3.12%

------------------------------
SMALL CAP GROWTH FUND - CONT'D
                                INSTITUTIONAL
                                    CLASS
-----------------------------------------------
Total annual class operating        4.22%
expenses2/
Reimbursed expenses/waived fees    (2.76%)
Net annual class operating          1.46%
expenses
------------------------------
SMALL CAP VALUE FUND
                                INSTITUTIONAL
                                    CLASS
-----------------------------------------------
Management fee                      1.05%
Distribution and/or Service         None
(12b-1) fees
Other expenses1/                    2.48%
Total annual class operating        3.53%
expenses2/
Reimbursed expenses/waived fees    (2.21%)
Net annual class operating          1.32%
expenses
------------------------------

INTERNATIONAL FUND
                                INSTITUTIONAL
                                    CLASS
-----------------------------------------------
Management fee                      0.88%
Distribution and/or Service         None
(12b-1) fees
Other expenses1/                    1.93%
Total annual class operating        2.81%
expenses2/
Reimbursed expenses/waived fees    (1.24%)
Net annual class operating          1.57%
expenses

------------------------------
FIXED INCOME FUND
                                INSTITUTIONAL
                                    CLASS
-----------------------------------------------
Management fee                      0.68%
Distribution and/or Service         None
(12b-1) fees
Other expenses1/                    1.25%
Total annual class operating        1.93%
expenses2/
Reimbursed expenses/waived fees    (1.08%)
Net annual class operating          0.85%
expenses

1/ Because the Fund has no operating history prior to the date of this prospectus, "Other expenses" are based on estimated amounts for the current fiscal period.


2/ The Manager has contractually agreed through August 1, 2004 to reimburse expenses and/or waive its management fees for Institutional Class of the Fund to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of the class's average daily net assets, from exceeding the percentage shown under "Net annual class operating expenses." After August 1, 2004, the Manager may discontinue this expense reimbursement and/or fee waiver agreement.



This EXAMPLE is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time periods shown.1/ This is an example only and does not represent future expenses, which may be higher or lower than those shown.

---------------------------------
LARGE CAP GROWTH FUND
                  INSTITUTIONAL
                      CLASS
---------------------------------
1 YEAR                $128
3 YEARS               $648
---------------------------------
 LARGE CAP VALUE FUND
                  INSTITUTIONAL
                      CLASS
---------------------------------
1 YEAR                $117
3 YEARS               $597
---------------------------------
SMALL CAP GROWTH FUND
                  INSTITUTIONAL
                      CLASS
---------------------------------
1 YEAR                $149
3 YEARS              $1,029
---------------------------------
SMALL CAP VALUE FUND
                  INSTITUTIONAL
                      CLASS
---------------------------------
1 YEAR                $134
3 YEARS               $877
---------------------------------

INTERNATIONAL FUND
                  INSTITUTIONAL
                      CLASS
---------------------------------
1 YEAR                $160
3 YEARS               $754

---------------------------------
FIXED INCOME FUND
                  INSTITUTIONAL
                      CLASS
---------------------------------
1 YEAR                 $87
3 YEARS               $501

1/ A Fund's actual rate of return may be higher or lower than the hypothetical 5% return used here. This example reflects the net operating expenses (with expense reimbursements and/or fee waivers) for the one-year contractual period, and the total operating expenses (without expense reimbursements and/or fee waivers) for years two through three.

================================================================================
MORE INFORMATION ABOUT THE FUNDS' RISKS
================================================================================

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks associated with that Fund.

The Funds have main investment strategies that come with inherent risks. Each Fund's main risks are identified in its Fund profile under the heading "What are the main risks of investing in the Fund?" and are described in more detail below. Also described below are additional risks to which each Fund may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all of the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

CONVERTIBLE SECURITIES RISK - The value of convertible securities fluctuates in relation to changes in interest rates and the value of the underlying common stock.

COUNTERPARTY RISK - This is the risk that a Fund may lose money because a party that the Manager contracts with to buy or sell securities fails to fulfill its side of the agreement.

DERIVATIVES RISK - A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of derivatives. A Fund's investments in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Fund's total return, and it is possible for a Fund's losses on a derivative to exceed its investment. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, interest rate or index. These types of transactions will be used for a number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities ("hedging"); and as a cash management tool. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund's hedging strategy unsuccessful and could result in losses. To the extent that a Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FIXED INCOME RISK - To the extent that a Fund invests a substantial amount of its assets in fixed income securities, the Fund may be subject to the following risks:

     CREDIT RISK - It is possible that the issuer of a security will not be able to make interest and principal payments when due.

     INTEREST RATE RISK - This is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

     LOWER RATED SECURITIES RISK - "Junk" or "high yield, high risk" bonds, while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities. Lower rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. Fixed-income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.


     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK - This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.


FOREIGN RISK - A Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a Fund may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities. In addition, the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     CURRENCY RISK - Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

     EMERGING MARKETS RISK - Risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid and subject to greater price volatility.

INDUSTRY-SPECIFIC RISK - This is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. A fund that concentrates its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

INFLATION RISK - This is the risk that the return from your investments will be less than the increase in the cost of living due to inflation, thus preventing you from reaching your financial goals.


INFORMATION RISK - This is the risk that key information about a security is inaccurate or unavailable.


INITIAL PUBLIC OFFERING RISK - The volume of initial public offerings ("IPOs") and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

INVESTMENT STYLE RISK - A sub-adviser may primarily use a particular style or set of styles - either "growth" or "value" styles - to select investments for a Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of a Fund's share price.

     GROWTH INVESTING RISK - "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

     VALUE INVESTING RISK - "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

ISSUER-SPECIFIC RISK - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A Fund could lose all of its investment in a company's securities.

LARGE CAPITALIZATION COMPANIES RISK - Large capitalization companies tend to go in and out of favor based on market and economic conditions. Large capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that a Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

LEVERAGE RISK - This is the risk associated with securities or practices (for example, borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK - A Fund's investment in illiquid securities may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MARKET RISK - This is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations or investor confidence.

MULTIPLE SUB-ADVISER RISK - Each Fund (except the Small Cap Growth Fund) employs multiple sub-advisers, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund's assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the securities from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each sub-adviser directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other sub-adviser, a Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund.


OPPORTUNITY RISK - This is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.


OVER-THE-COUNTER RISK - Over-the-counter ("OTC") transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The prices of these stocks may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in buying and selling these stocks at prevailing market prices.


POLITICAL RISK - This is the risk of losses directly attributable to government or political actions.


PORTFOLIO MANAGEMENT RISK - The sub-advisers' (and, in the case of the Fixed Income Fund, the Manager's) strategies and their securities selections might fail to produce the intended result.

PORTFOLIO TURNOVER RISK - The Funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a Fund's distributions may have on shareholders. A Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Fund, which may result in higher Fund expenses and could reduce investment returns. The sale of Fund securities may result in the recognition of capital gain or loss, which can create adverse tax results for shareholders.

SMALL CAPITALIZATION COMPANIES RISK - Risk is greater for investments in small capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Their managements may lack depth and experience. Smaller companies also may have narrower product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Investments in small-capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Some small capitalization companies may be unseasoned companies that have been in operation less than three years, including operation of any predecessors. Their securities may have limited liquidity and their prices may be very volatile.

VALUATION RISK - This is the risk that a Fund has valued securities at a price that is higher than the price the Fund could obtain if it sold the securities.

================================================================================
WHO MANAGES THE FUNDS
================================================================================


INVESTMENT MANAGER
Each Fund is managed by Delaware Management Company (the "Manager"), located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. The Manager together with its predecessors have been managing mutual funds since 1938. As of March 31, 2003, the Manager and its affiliates had over $85 billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general management of the Trust and the Funds, which includes selecting the Funds' sub-advisers and monitoring each Fund and sub-adviser to ensure that investment activities remain consistent with a Fund's investment objective. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which Fund performance is measured. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

For these services, each Fund pays the Manager a fee based on the Fund's average net assets. Large Cap Growth Fund and Large Cap Value Fund each pays a management fee at an annual rate of 0.80% of its average net assets. Small Cap Growth Fund pays a management fee at an annual rate of 1.10% of its average net assets. Small Cap Value Fund pays a management fee at an annual rate of 1.05% of its average net assets. International Fund pays a management fee at an annual rate of 0.875% of its average net assets. Fixed Income Fund pays a management fee at an annual rate of 0.70% of its average net assets. Each Fund's (except the Small Cap Growth Fund's) management fee, as a percentage of net assets, declines as assets increase above designated levels. The Manager pays the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average net assets.

SUB-ADVISERS AND PORTFOLIO MANAGERS
Each Fund's investments are selected by one or more sub-advisers. The following identifies and describes each Fund's sub-advisers, identifies each Fund's portfolio managers, and describes each portfolio manager's business experience. Each sub-adviser is paid by the Manager.

LARGE CAP GROWTH FUND

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 and provides investment advisory services to mutual funds and private accounts. Marsico Capital is a wholly-owned indirect subsidiary of Bank of America Corporation. As of March 31, 2003, Marsico Capital had over $16.5 billion in assets under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.


Thomas F. Marsico, the Chief Executive Officer of Marsico Capital, and James A. Hillary, a Portfolio Manager and Senior Analyst with Marsico Capital, are primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Mr. Marsico has more than 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary has over10 years of experience as a securities analyst and portfolio manager and was a founding member of Marsico Capital. They have held their Fund responsibilities since the Fund's inception.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., which is a publicly-traded financial services holding company. As of March 31, 2003, T. Rowe Price had over $139 billion in assets under management. T. Rowe Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price, is primarily responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr. Smith works with T. Rowe Price's Investment Advisory Committee in developing and executing the Fund's investment program. Mr. Smith joined T. Rowe Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities since the Fund's inception.

LARGE CAP VALUE FUND

Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to the Fund) under the name Van Kampen ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Van Kampen is a subsidiary of Morgan Stanley. As of March 31, 2003, Van Kampen and its institutional advisory affiliates had over $361 billion in assets under management. Van Kampen has held its Fund responsibilities since the Fund's inception.


Van Kampen's Equity Income team is primarily responsible for the day-to-day management of Van Kampen's share of the Fund's assets. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Vice President; and Vincent E. Vizachero, Associate. The Equity Income team has held its Fund responsibilities since the Fund's inception.


Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. As of March 31, 2003, MFS had over $112 billion in assets under management. MFS has held its Fund responsibilities since the Fund's inception.

Lisa B. Nurme and Steven R. Gorham, each an MFS Senior Vice President, are primarily responsible for the day-to-day management of MFS's share of the Fund's assets. They have been employed in the MFS investment management area since 1987 and 1992, respectively. They have held their Fund responsibilities since the Fund's inception.

SMALL CAP GROWTH FUND

Liberty Wanger Asset Management, L.P. ("Liberty WAM"), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, and its predecessor have managed mutual funds since 1992. As of March 31, 2003, Liberty WAM and its affiliates had over $139 billion in assets under management. Liberty WAM has held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Liberty WAM, is primarily responsible for the day-to-day management of the Fund's assets. Mr. Mohn has been a member of the domestic analytical team at Liberty WAM and its predecessor since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

SMALL CAP VALUE FUND

Hotchkis and Wiley Capital Management, LLC ("H&W"), located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, was founded in 1980 and manages institutional and private accounts and mutual funds. As of March 31, 2003, H&W had over $4 billion in assets under management. H&W has held its Fund responsibilities since the Fund's inception.

Jim Miles and David Green, each a Principal of H&W, are primarily responsible for the day-to-day management of H&W's share of the Fund's assets. Messrs. Miles and Green joined H&W in 1995 and 1997, respectively. They have held their Fund responsibilities since the Fund's inception.

The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM"), located at 600 Fifth Avenue, New York, New York 10020, has been in the asset management business since 1970. As of March 31, 2003, RTAM had over $17.5 billion in assets under management. RTAM has held its Fund responsibilities since the Fund's inception.

J. Dennis Delafield and Vincent Sellecchia are primarily responsible for the day-to-day management of RTAM's share of the Fund's assets. Messrs. Delafield and Sellecchia are Managing Directors of Reich & Tang Capital Management Group, a division of RTAM. They have been associated with RTAM since 1991 and have held their Fund responsibilities since the Fund's inception.

INTERNATIONAL FUND

Delaware International Advisers Ltd. ("Delaware International"), located at 3rd Floor, 80 Cheapside, London, England EC2V 6EE, has been in the global asset management business since 1990. As of March 31, 2003, Delaware International had over $12.5 billion in assets under management. Delaware International has held its Fund responsibilities since the Fund's inception.

Fiona A. Barwick, Elizabeth A. Desmond, Clive A. Gillmore, Nigel G. May and David G. Tilles are primarily responsible for the day-to-day management of Delaware International's share of the Fund's assets. Ms. Barwick is a Senior Portfolio Manager and has been with Delaware International since 1993. Ms. Desmond is a Director, Senior Portfolio Manager and Regional Research Director and has been with Delaware International since 1991. Mr. Gillmore is a Deputy Managing Director and Senior Portfolio Manager and has been with Delaware International since 1990. Mr. May is a Director, Senior Portfolio Manager and Regional Research Director and has been with Delaware International since 1991. Mr. Tilles is a Managing Director, Chief Executive Officer and Chief Investment Officer and has been with Delaware International since 1990. They have held their Fund responsibilities since the Fund's inception.

Marsico Capital Management, LLC ("Marsico Capital"), located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, was organized in 1997 and provides investment advisory services to mutual funds and private accounts. Marsico Capital is a wholly-owned indirect subsidiary of Bank of America Corporation. As of March 31, 2003, Marsico Capital had over $16.5 billion in assets under management. Marsico Capital has held its Fund responsibilities since the Fund's inception.

James G. Gendelman, a Portfolio Manager and Senior Analyst with Marsico Capital, is primarily responsible for the day-to-day management of Marsico Capital's share of the Fund's assets. Prior to joining Marsico Capital in May 2000 as a portfolio manager, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. He has held his Fund responsibilities since the Fund's inception.

FIXED INCOME FUND

Delaware International Advisers Ltd. ("Delaware International"), located at 3rd Floor, 80 Cheapside, London, England EC2V 6EE, has been in the global asset management business since 1990. As of March 31, 2003, Delaware International had over $12.5 billion in assets under management. Delaware International has held its Fund responsibilities since the Fund's inception.


Upender V. Rao, Paul Grillo and Timothy L. Rabe are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets. Mr. Rao is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2000. Prior to joining Delaware Investments, Mr. Rao was head of emerging markets research and trading at Conseco Capital Management. Mr. Grillo is a Vice President and Senior Portfolio Manager and has been with Delaware Investments since 1993. Mr. Rabe is a Vice President and Portfolio Manager and has been with Delaware Investments since 2000. Prior to joining Delaware Investments, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. They have held their Fund responsibilities since the Fund's inception.

When making investment decisions for the Fund, Messrs. Rao, Grillo and Rabe consult with Joanna Bates, Stephen R. Cianci, John Kirk and Christopher A. Moth. Ms. Bates is a Senior Portfolio Manager and has been with Delaware International since1997. Mr. Cianci is a Senior Portfolio Manager and has been with Delaware Investments since1992. Mr. Kirk is a Director and Senior Portfolio Manager and has been with Delaware International since 1998. Mr. Moth is a Director, Senior Portfolio Manager and Chief Investment Officer, Global Fixed Income & Currencies and has been with Delaware International since 1992. They have held their Fund responsibilities since the Fund's inception.

Deutsche Investment Management Americas Inc. ("DIMA Inc.") (doing business as Scudder Investments), located at 345 Park Avenue, New York, New York 10154, provides a full range of investment advisory services to institutional and retail clients. As of March 31, 2003, DIMA Inc. had over $162 billion in assets under management. DIMA Inc. has held its Fund responsibilities since the Fund's inception.


A team of portfolio managers, led by Gary Bartlett, is primarily responsible for the day-to-day management of DIMA Inc.'s share of the Fund's assets. Mr. Bartlett is a Managing Director of DIMA Inc. and joined the firm in 1991. Mr. Bartlett and his team have held their Fund responsibilities since the Fund's inception.

================================================================================
WHO'S WHO?
================================================================================

The following describes the various organizations involved with managing, administering and servicing the Funds.

BOARD OF TRUSTEES. A mutual fund is governed by a Board of Trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Funds rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER AND SUB-ADVISERS. An investment manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion thereof. The sub-adviser is selected and supervised by the investment manager. The investment manager or the sub-adviser, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in a mutual fund's prospectus. The investment manager or the sub-adviser, as the case may be, places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. A written contract between the investment manager and the sub-adviser specifies the services the sub-adviser performs. The manager and the sub-adviser are subject to numerous legal restrictions, especially regarding transactions with the funds they advise. Delaware Management Company serves as the Funds' manager. The Funds' sub-advisers are identified under the heading "Who manages the Funds?".


The Trust has applied for an exemptive order from the SEC ("Multi-Manager Order") that would permit the Manager, subject to certain conditions, to enter into sub-advisory agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. If the Trust obtains the Multi-Manager Order, the Manager will be able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing funds, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the sub-advisory agreements would cause an automatic termination of the agreement. However, the Manager will not be able to enter into a sub-advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Fund's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed fund, the fund's initial shareholder. Delaware International Advisers Ltd., one of the current sub-advisers, is an affiliate of the Manager. Although shareholder approval would not be required for the termination of sub-advisory agreements, shareholders of a Fund would continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. In employing a multi-manager approach, an investment manager may hire consultants to assist with its duties. The Manager has hired Linsco/Private Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.


PORTFOLIO MANAGERS. Portfolio managers are employed by the investment manager and/or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading "Who manages the Funds?".

CUSTODIAN. Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets. JPMorgan Chase Bank serves as the Funds' custodian.


DISTRIBUTOR. Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRsm) rules governing mutual fund sales practices. Delaware Distributors, L.P. serves as the Funds' distributor. Shares of the Funds may be purchased only through a securities dealer or other financial intermediary that has entered into an agreement with the Funds' distributor (a "participating securities dealer or other financial intermediary"), including Linsco/Private Ledger Corp.


FINANCIAL INTERMEDIARY WHOLESALER. Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. is primarily responsible for promoting the sale of Fund shares through participating securities dealers or other financial intermediaries.


SERVICE AGENT. Mutual fund companies employ one or more service agents to provide transfer agency, shareholder, accounting, and administrative services. Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Shareholder service agents provide customer service to shareholders. Fund accountants price portfolio holdings and calculate fund net asset values. Fund administrators provide various administrative services such as coordinating service provider relationships, contract renewals and Board meetings. Delaware Service Company, Inc. serves as the Funds' service agent. Linsco/Private Ledger Corp. serves as, and other participating securities dealers or other financial intermediaries may also serve as, the Funds' sub-service agent with respect to Fund shares they have sold.

SECURITIES DEALERS AND OTHER FINANCIAL INTERMEDIARIES. Securities dealers and other financial intermediaries provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Participating securities dealers or other financial intermediaries are compensated for their services, generally through sales commissions, and through 12b-1 distribution and/or service fees deducted from a Fund's assets.


SHAREHOLDERS. Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

================================================================================
ABOUT YOUR ACCOUNT
================================================================================


INVESTING IN THE FUNDS
Institutional Class shares of the Funds may be purchased only through a participating securities dealer or other financial intermediary.


Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;


o tax-exempt employee benefit plans of the Funds' Manager or its affiliates and of a participating securities dealer or other financial intermediary;


o institutional advisory accounts of the Funds' Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates;


 o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from advisory clients.


HOW TO BUY SHARES

THROUGH YOUR FINANCIAL INTERMEDIARY
Your participating securities dealer or other financial intermediary can handle all the details of purchasing shares, including opening an account. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

BY EXCHANGE
You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

There are no minimum purchase requirements for Institutional Class, but certain eligibility requirements, as described above, must be satisfied.

Certificates representing shares purchased are not issued.


The price to buy shares is the net asset value per share ("NAV"). The price of your shares is based on the next calculation of NAV after your order is placed. For your purchase order to be priced at the NAV on the day of your order, you must submit your order to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Your participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly sent to the Fund. Any purchase order placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject any order to buy shares and may suspend the sale of shares at any time.

We determine each Fund's NAV at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV.


Securities listed on a U.S. securities exchange for which market quotations are available are normally valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted domestic equity securities are normally valued at the last sale price as of the close of the New York Stock Exchange. Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities listed on a foreign exchange are generally valued at the last quoted sales price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available at the time when net assets are valued. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service. Foreign securities may trade on weekends or other days when a Fund does not price its shares. While the value of a Fund's assets may change on these days, you will not be able to purchase or redeem Fund shares.

U.S. Government securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.


For other assets and securities for which quotations are determined to be not readily available (possibly including restricted securities) we use methods approved by the Funds' Board of Trustees that are designed to price securities at their fair market value.

HOW TO SELL SHARES


THROUGH YOUR FINANCIAL INTERMEDIARY
Your participating securities dealer or other financial intermediary can handle all the details of redeeming your shares. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.


BY EXCHANGE
You may also redeem shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.


The price to sell shares is the NAV. The price of your shares is based on the next calculation of NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day's close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Your participating securities dealer or other financial intermediary is responsible for making sure that your redemption request is promptly sent to the Fund. Any redemption request placed after the close of regular trading on the New York Stock Exchange will be priced at the NAV at the close of regular trading on the next business day. A Fund may reject an order to sell shares under certain circumstances.

HOW TO TRANSFER SHARES
You may transfer your Fund shares only to another participating securities dealer or other financial intermediary. All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the distributor. In this case, you must either transfer your shares to an account with the Funds' service agent (contact Delaware Service
Company, Inc. at (800) 914-0278 for information), or sell your shares and pay any applicable deferred sales charge. Certain shareholder services may not be available for the transferred shares. If you hold Fund shares directly with the Funds' service agent, you may purchase, only through dividend reinvestment, additional shares of only those Funds previously owned before the transfer.


ACCOUNT MINIMUMS

If you redeem shares and your account balance falls below the required account minimum of $1,000 the Fund may redeem the shares in your account after 60 days' written notice to you. Under certain circumstances, the account minimums may be waived; please see the Statement of Additional Information.

EXCHANGES
You can exchange all or part of your shares of one Fund for shares of the same class of another Fund. If you exchange shares to a Fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. You may not exchange your shares for Class B or Class C shares of the Funds. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Short-term or excessive trading into or out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if, in Fund management's opinion, the transaction is deemed harmful to the Fund's other shareholders or would disrupt the management of the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fixed Income Fund expects to declare and distribute dividends quarterly. Each Fund will distribute net capital gains, if any, at least annually and may distribute net capital gains twice a year.


We automatically reinvest all dividends and capital gains, unless we receive other instructions.


In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

OPTIMUM LARGE CAP GROWTH FUND

OPTIMUM LARGE CAP VALUE FUND

OPTIMUM SMALL CAP GROWTH FUND

OPTIMUM SMALL CAP VALUE FUND

OPTIMUM INTERNATIONAL FUND

OPTIMUM FIXED INCOME FUND



Additional information about each Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In each Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. The Funds' shareholder reports will be available once the Funds have completed their first annual or semi-annual period. You can find more detailed information about the Funds in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally considered a part of this prospectus. If you want a free copy of the SAI or an annual or semi-annual report, or if you have any questions about investing in a Fund, please contact your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' service agent, call toll-free (800) 914-0278.


You can find reports and other information about the Funds on the Edgar Database on the SEC's web site (http://www.sec.gov). You can also get copies of this information, after paying a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the Public Reference Room by calling the SEC at (202) 942-8090.


Registrant's Investment Company Act file number:  811-21335


FUND NAME
CLASS NAME (CUSIP NUMBER; FUND NUMBER)

Optimum Large Cap Growth Fund
Institutional (246118871; 904)
Optimum Large Cap Value Fund
Institutional (246118830; 908)
Optimum Small Cap Growth Fund
Institutional (246118780; 912)
Optimum Small Cap Value Fund
Institutional (246118749; 916)
Optimum International Fund
Institutional (246118699; 920)
Optimum Fixed Income Fund
Institutional (246118657; 924)

                                      ------------------------------------------
INVESTMENT MANAGER
Delaware Management Company
2005 Market Street                    OPTIMUM FUND TRUST
Philadelphia, PA  19103-7094
                                      ------------------------------------------
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

                                      OPTIMUM LARGE CAP GROWTH FUND
                                      OPTIMUM LARGE CAP VALUE FUND
                                      OPTIMUM SMALL CAP GROWTH FUND
                                      OPTIMUM SMALL CAP VALUE FUND
SERVICE AGENT                         OPTIMUM INTERNATIONAL FUND
Delaware Service Company, Inc.        OPTIMUM FIXED INCOME FUND
2005 Market Street
Philadelphia, PA 19103-7094


INDEPENDENT AUDITORS
Ernst & Young LLP                     CLASS A SHARES
Two Commerce Square                   CLASS B SHARES
Philadelphia, PA  19103               CLASS C SHARES
                                      INSTITUTIONAL CLASS SHARES

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY  11245






                                      PART B


                                      STATEMENT OF ADDITIONAL INFORMATION
                                      -------------------------------------

                                      AUGUST 1, 2003

                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 2003

                               OPTIMUM FUND TRUST
                          OPTIMUM LARGE CAP GROWTH FUND
                          OPTIMUM LARGE CAP VALUE FUND
                          OPTIMUM SMALL CAP GROWTH FUND
                          OPTIMUM SMALL CAP VALUE FUND
                           OPTIMUM INTERNATIONAL FUND
                            OPTIMUM FIXED INCOME FUND


                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094


         Optimum Fund Trust (the "Trust") is a diversified, open-end management investment company that is intended to meet a wide range of investment objectives through its separate series (referred to individually as a "Fund" and collectively as the "Funds").

         Each Fund offers three retail classes: Class A Shares, Class B Shares, and Class C Shares (referred to collectively as the "Fund Classes"). Each Fund also offers an Institutional Class. Each class may be referred to individually as a "Class" and collectively as the "Classes."


         This STATEMENT OF ADDITIONAL INFORMATION ("PART B" of the Registration Statement) supplements the information contained in the current PROSPECTUSES of the Trust, dated August 1, 2003, as they may be amended from time to time. PART B should be read in conjunction with the Funds' PROSPECTUSES. PART B is not itself a prospectus but is, in its entirety, incorporated by reference into the Funds' PROSPECTUSES. The Funds' PROSPECTUSES may be obtained by writing to or calling your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' Service Agent, call toll-free
(800) 914-0278. The Funds' ANNUAL REPORTS will be available once the Funds have completed their first annual period.


TABLE OF CONTENTS                          PAGE                                                                PAGE

INVESTMENT OBJECTIVES, RESTRICTIONS                    DIVIDENDS, DISTRIBUTIONS AND TAXES
AND POLICIES
PERFORMANCE INFORMATION                    34          INVESTMENT MANAGEMENT AGREEMENT AND                     56
TRADING PRACTICES AND BROKERAGE                         SUB-ADVISORY AGREEMENTS                                64
PURCHASING SHARES                          38          OFFICERS AND TRUSTEES                                   79
INVESTMENT PLANS                           48          GENERAL INFORMATION
DETERMINING OFFERING PRICE AND NET                     FINANCIAL STATEMENTS
ASSET VALUE                                54          APPENDIX A--DESCRIPTION OF RATINGS                      81
REDEMPTION AND EXCHANGE                                APPENDIX B- PROXY VOTING POLICIES AND PROCEDURES


INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

         The investment objectives of the Funds are below. There can be no assurance that the objective(s) of any Fund will be realized.

         OPTIMUM LARGE CAP GROWTH FUND seeks long-term growth of capital.

         OPTIMUM LARGE CAP VALUE FUND seeks long-term growth of capital. The Fund may also seek income.

         OPTIMUM SMALL CAP GROWTH FUND seeks long-term growth of capital.

         OPTIMUM SMALL CAP VALUE FUND seeks long-term growth of capital.

         OPTIMUM INTERNATIONAL FUND seeks long-term growth of capital. The Fund may also seek income.

         OPTIMUM FIXED INCOME FUND seeks a high level of income. The Fund may also seek growth of capital.


         The investment objectives of the Funds are non-fundamental and may be changed without shareholder approval. However, the Board of Trustees must approve any changes to non-fundamental investment objectives and the appropriate Fund will notify shareholders prior to a material change in the Fund's objective.

         FUNDAMENTAL INVESTMENT RESTRICTIONS - Each Fund has adopted the following restrictions, which cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of (a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

         Each Fund may not:

          1. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities issued by other investment companies) if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation.

         2. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940, as amended ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         4. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

         5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         7. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the PROSPECTUSES, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

         1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, none of the Funds may operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if the shares of such Fund are invested in by a fund that operates as a "fund of funds."

         2. A Fund may not invest more than 15% of respective net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

          3. A Fund may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         4. A Fund may not sell securities short or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         5. A Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         The PROSPECTUSES discuss each Fund's investment objective and the policies followed to seek to achieve that objective. The following discussion supplements the description of the Funds' investment objectives and policies and risks in the PROSPECTUSES.

ASSET-BACKED SECURITIES

A Fund may invest in securities which are backed by assets such as mortgages, loans, receivables or other assets. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities, but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

BRADY BONDS

A Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

COMBINED TRANSACTIONS

A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

CONVERTIBLE DEBT AND NON-TRADITIONAL EQUITY SECURITIES

A Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities rank ahead of common stock in a corporation's capital structure and therefore entail less risk than the corporation's common stock. However, convertible securities typically rank behind non-convertible securities of the same issuer. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security's price depends on both its "investment value" (its value with the conversion privilege), and its "conversion value" (its market value if it were exchanged for the underlying security according to its conversion privilege). When a convertible security's investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario, price will probably be most affected by interest rate changes, increasing when interest rates fall and decreasing when interest rates rise, similar to a fixed-income security. Additionally, the credit standing of the issuer and other factors also may have an effect on the convertible security's value. Conversely, when the conversion value approaches or exceeds the investment value, the price of the convertible security will rise above its investment value. The higher the convertible security's price relative to its investment value, the more direct the relationship between the changes in its price and changes in the price of the underlying equity security.

A convertible security's price will typically provide a premium over the conversion value. This represents the additional price investors are willing to pay for a security that offers income, ranks ahead of common stock in a company's capital structure and also has the possibility of capital appreciation due to the conversion privilege. Because a convertible security has fixed interest or dividend payments, when the underlying stock declines, the convertible security's price is increasingly determined by its yield. For this reason, the convertible security may not decline as much as the underlying common stock. The extent of the price decline will also depend on the amount of the premium over its conversion value.

Common stock acquired upon conversion of a convertible security will generally be held for so long as the investment manager anticipates such stock will provide the Fund with opportunities that are consistent with the Funds' investment objectives and policies.

A Fund may invest in convertible debentures without regard to rating categories. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Fund's ability to dispose of particular issues in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing the Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service ("S&P") to have speculative elements or characteristics; their future cannot be considered as well assured, and their earnings and asset protection may be moderate or poor in comparison to investment grade securities.

In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and therefore may be unable to repay debt at maturity by refinancing.

A Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock that generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

A Fund also may invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three- to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they automatically convert to either cash or a specified number of shares of common stock. An investment in such securities may involve additional risks. Unlike conventional convertible securities, enhanced convertible securities do not usually have a fixed maturity
(par) value. Rather, such securities generally provide only for a mandatory conversion into cash or common stock. As a result, a Fund risks loss of principal if the cash received, or the price of the underlying common stock at the time of conversion, is less than the price paid for the enhanced convertible security. Such securities may be more or less liquid than conventional convertible securities or non-convertible debt securities.

CORPORATE REORGANIZATIONS

A Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the investment adviser, it is consistent with the Fund's investment objective and policies. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

In general, securities that are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the investment adviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

CUSTODIAL RECEIPTS

A Fund may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Purchasers of the stripped securities generally are treated as the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes.

DEPOSITARY RECEIPTS

A Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market that do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in

ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

EQUITY SECURITIES

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

EURODOLLAR INSTRUMENTS

A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

EXCHANGE TRADED FUNDS (ETFS)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FOREIGN SECURITIES

Investing in securities of foreign issuers involves certain considerations, including those described in the PROSPECTUSES, which are not typically associated with investing in securities of U.S. issuers. In determining whether companies or securities are U.S. or foreign, among other factors, we will examine: the sources of a company's income, the company's principal office and branch locations; the company's domicile; the location of the company's assets; the currency denomination of the security; and the registration of the company or security.

Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the U.S. and this information tends to be of a lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the U.S.

Compared to the U.S. and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the investment advisors for the Funds do not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

Because the securities of foreign issuers are frequently denominated in foreign currencies, and because a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain of the Funds permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

FOREIGN CURRENCY TRANSACTIONS

A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions (I.E., contracts to exchange one currency for another on some future date at a specified exchange rate) in order to expedite settlement of portfolio transactions in connection with its investment in foreign securities and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Fund's assets denominated in such foreign currency, the Fund will cover such contract by maintaining liquid portfolio securities in an amount not less than the value of that Fund's total assets committed to the consummation of such contract. To the extent a Fund is not able to cover its forward positions with underlying portfolio securities, the Fund's custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of such Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

Futures, swaps, and options on forward contracts may be used to "hedge" a Fund's exposure to potentially unfavorable currency changes. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If a Fund were to engage in any of these foreign currency transactions, they would be primarily to protect the Fund's foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce a Fund's total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

FORWARD CONTRACTS

A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. A Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

A Fund will cover outstanding forward contracts by maintaining liquid portfolio securities in an amount not less that the value of that Fund's total assets committed to the consummation of such contracts. To the extent that a Fund is not able to cover its forward positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts.

FUTURES CONTRACTS AND OPTIONS

FUTURES CONTRACTS - A Fund may enter into futures contracts relating to securities, securities indices, interest rates and currencies. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures contracts may be bought or sold for any number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Futures contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the exercise ("strike") price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserve could then be used to buy long-term bonds on the cash market.

A Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when that Fund holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

A Fund also may engage in currency "cross hedging" when, in the opinion of the investment adviser, the historical relationship among foreign currencies suggests that the Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

OPTIONS ON FUTURES CONTRACTS - A Fund may purchase and write options on the types of futures contracts in which each Fund may invest. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

OPTIONS ON FOREIGN CURRENCIES - A Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options, which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency that, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased costs up to the value of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

A Fund also may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held is (a) equal to less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

OPTIONS - Options, a type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Options contracts may be bought or sold for any number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies. Options may not always be successful hedges; their prices can be highly volatile; and using them could lower a Fund's total return.

To the extent authorized to engage in option transactions, a Fund may invest in options that are exchange listed or traded over-the-counter. Certain over-the-counter options may be illiquid. A Fund will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions, which may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into such options only to the extent consistent with its limitations on investments in illiquid securities.

         COVERED CALL WRITING - A Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the investment adviser determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

With respect to such options, a Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security that it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         PURCHASING PUT OPTIONS - A Fund may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund may purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         PURCHASING CALL OPTIONS -- A Fund may purchase call options. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

         OPTIONS ON STOCK INDICES -- A Fund may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. A Fund also may sell a put option purchased on stock indices. A Fund also may purchase call options on stock indices and enter into closing transactions in connection therewith.

Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

As with stock options, a Fund may offset positions in stock index options prior to expiration by entering into a closing transaction on an exchange or may let the option expire unexercised.

A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock. Some stock index options are based on a broad market index such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Because a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both such securities and the hedging instrument.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities.

A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

         WRITING COVERED PUTS -- A Fund may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period. A Fund will write only "covered" options. In the case of a put option written (sold) by the Fund, the Fund will maintain in a segregated account cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.

         CLOSING TRANSACTIONS - If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund. If a Fund purchases a put option, the loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

HYBRID INSTRUMENTS

         Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Fund.

ILLIQUID SECURITIES

A Fund may invest up to 15% of its net assets in illiquid assets. A Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

While maintaining oversight, the Board of Trustees has delegated to each Fund's investment adviser the day-to-day functions of determining whether or not individual securities are liquid for purposes of the limitations on investments in illiquid assets. Rule 144A securities will be considered illiquid and therefore subject to a Fund's limit on the purchase of illiquid securities unless the Board of Trustees or the Fund's investment adviser determines that the Rule 144A securities are liquid. In determining the liquidity of a security, an investment adviser considers the following factors: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). In the case of commercial paper, the investment adviser will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

If the respective investment adviser determines that a security that was previously determined to be liquid is no longer liquid and, as a result, the applicable Fund's holdings of illiquid securities exceed the Fund's limit on investment in such securities, the respective investment adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

INVERSE FLOATERS

Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

INVESTMENT COMPANY SECURITIES

Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; and (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor, (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

LENDING OF PORTFOLIO SECURITIES

A Fund may loan securities from its portfolio to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. A Fund will engage in portfolio lending only if the following conditions are met: (1) each transaction has 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Trust from the borrower; (2) this collateral is valued daily and if the market value of the loaned securities increases, the borrower will furnish additional collateral to a Fund; (3) a Fund must be able to terminate the loan after notice, at any time; (4) a Fund receives reasonable interest on any loan, and any dividends, interest or other distributions on the loaned securities, and any increase in the market value of such securities; (5) a Fund may pay reasonable custodian fees in connection with the loan; and (6) the voting rights on the loaned securities may pass to the borrower; however, if the Board of Trustees knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, under the supervision of the Board of Trustees as applicable, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the investment adviser.

LOANS AND OTHER DIRECT INDEBTEDNESS

A Fund may purchase loans and other direct indebtedness. In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary.

A Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. A Fund's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Fund will purchase, the investment adviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

LOWER-RATED DEBT SECURITIES

High yield, high risk securities are commonly known as "junk bonds." These securities are rated lower than BBB by S&P or Baa by Moody's and are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See APPENDIX A - DESCRIPTION OF RATINGS.

The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which numerous external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities and the Fund's ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the investment adviser's research and credit analysis is an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, the investment adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The investment adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

MONEY MARKET INSTRUMENTS

A Fund may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less. The types of instruments that a Fund may purchase are described below:

         1. U.S. GOVERNMENT SECURITIES - Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and bonds.

         2. U.S. GOVERNMENT AGENCY SECURITIES - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         3. BANK OBLIGATIONS - Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"). Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls that might delay the release of proceeds from that country. Such deposits are not covered by the FDIC. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch that could expose a Fund to a greater risk of loss. A Fund will only buy short-term instruments in nations where these risks are minimal. A Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those that, in the opinion of the investment adviser, are of an investment quality comparable to other debt securities bought by the Fund.

         4. COMMERCIAL PAPER - A Fund may invest in short-term promissory notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody's.

         5. SHORT-TERM CORPORATE DEBT - A Fund may invest in corporate notes, bonds and debentures, which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees, provided such securities have one year or less remaining to maturity. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

The ratings of S&P, Moody's and other rating services represent their opinions as to the quality of the money market instruments that they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but a Fund will further evaluate these securities. See APPENDIX A--DESCRIPTION OF RATINGS.

MORTGAGE-BACKED SECURITIES

A Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Those securities include, but are not limited to, certificates issued by the Government National Mortgage Association ("GNMA"). Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates, which may be lower than the rate of interest that had previously been earned.

The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government.

As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

A Fund also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. A Fund may invest in CMOs and REMICs issued by private entities, which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities generally may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

A Fund also may invest in CMO residuals, which are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities, as described below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

A Fund also may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

MUNICIPAL SECURITIES

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law.

Information about the financial condition of issuers of municipal securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

PRIVATE PLACEMENTS

Private placement securities are securities which have not been registered with the SEC and which are usually only sold to large, institutional investors. For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may preclude a public offering of an issuer's securities. An issuer often is willing to provide more attractive features in securities issued privately because it has avoided the expense and delay involved in a public offering. Private placements of debt securities have frequently resulted in higher yields and restrictive covenants that provide greater protection for the purchaser, such as longer call or refunding protection than would typically be available with publicly offered securities of the same type. Securities acquired through private placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer's stock. See "Illiquid Securities."

REPURCHASE AGREEMENTS

A Fund may, from time to time, enter into repurchase agreement transactions. Under a repurchase agreement, the purchaser generally acquires ownership of the security but the seller (usually a bank or a securities dealer) agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will limit its investment in repurchase agreements to those that its investment adviser, under guidelines established by the Board of Trustees, as applicable, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. The term of these agreements is usually from overnight to one week and never exceeds one year. A Fund will take custody of the collateral under repurchase agreements.

Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for a Fund to invest temporarily available cash. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, a Fund, barring extraordinary circumstances, will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

The funds for which the Manager or subsidiaries or affiliates thereof serve as investment adviser have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act ("Order") to allow such funds to jointly invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. A Fund will maintain in a segregated account with the custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Fund; accordingly, a Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage, which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

"ROLL" TRANSACTIONS

A Fund may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Fund; accordingly, a Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Fund will segregate liquid assets such as cash, U.S. government securities or other high-grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should the market value of a Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. As a Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

SHORT SALES

A Fund may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. A Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high-grade debt obligations. A Fund also will be required to deposit in a segregated account established and maintained with the Fund's custodian, liquid assets to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

SHORT SALES "AGAINST THE BOX"

A Fund may engage in short sales "against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future, without the payment of additional cost. In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, a Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because a Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, a Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

A Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

SPECIAL SITUATIONS

A Fund may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the Fund.

STANDBY COMMITMENTS

These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

SWAPS, CAPS, FLOORS AND COLLARS

A Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. It is expected that a Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. It also is expected that a Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will usually enter into swaps on a net basis, I.E., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to their borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

TEMPORARY DEFENSIVE POLICIES

Each of the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Fixed Income Fund reserves the right to invest without limitation in cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes. The International Fund reserves the right to invest without limitation in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. A Fund's investment adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

UNSEASONED COMPANIES

A Fund may invest in relatively new or unseasoned companies that are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

U.S. GOVERNMENT SECURITIES

The U.S. government securities in which a Fund may invest for temporary purposes and otherwise include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

U.S. Treasury securities are backed by the "full faith and credit" of the U.S. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. In the case of securities not backed by the full faith and credit of the U.S., investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Agencies that are backed by the full faith and credit of the U.S. include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as GNMA, are, in effect, backed by the full faith and credit of the U.S. through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and FNMA, are not guaranteed by the U.S., but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the FHLMC, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the U.S., Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

An instrumentality of a U.S. government agency is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the FNMA.

VARIABLE AND FLOATING RATE NOTES

Variable rate master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Fund's investment adviser under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

WARRANTS

Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

ZERO COUPON AND PAY-IN-KIND ("PIK") BONDS

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Fund authorized to invest in them. Investments in zero coupon or PIK bonds would require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Fund.

PERFORMANCE INFORMATION

         From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual total rate of return over the most recent one-year period, five-year period and ten-year period or lifetime period, as applicable. Each Fund may also advertise aggregate and average total return information over additional periods of time. Securities prices and interest rates will fluctuate during the periods covered and past results should not be considered as representative of future performance. Returns may be quoted on a before-tax or an after-tax basis.

         All references to a CDSC in this PERFORMANCE INFORMATION section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                   P(1+T) = ERV

    Where:    P  =  a hypothetical initial purchase order of $1,000, from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

              T  =  average annual total return;

              n  =  number of years;

            ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized.

         Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The Fixed Income Fund may also quote current yield, calculated as described below, in advertisements and investor communications.

         Yield calculation for the Fixed Income Fund is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                     a - b        6
                          YIELD = 2[(-------- + 1)  - 1]
                                      cd

    Where:  a  =    dividends and interest earned during the period;

            b  =    expenses accrued for the period (net of reimbursements);

            c  =    the average daily number of shares outstanding during the
                     period that were entitled to receive dividends;

            d  =    the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by the Fixed Income Fund. Yield quotations are based on the offering price determined by the Fund's net asset value on the last day of the period and will fluctuate depending on the period covered.

         Investors should note that income earned and dividends paid by the Fixed Income Fund will also vary depending upon fluctuations in interest rates and performance of the Fund's portfolio. The net asset value of the Fund may change. The Fixed Income Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset values tend to rise when interest rates fall. Conversely, the Fund's net asset values tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset values as well as its yields before making a decision to invest.

         Certain expenses of a Fund may be waived and/or paid by the manager. In the absence of such waiver and/or payment, the Fund's performance would be affected negatively.

COMPARATIVE INFORMATION
         From time to time, a Fund may also quote actual total return and/or yield performance, dividend results and other performance information for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or IBC/Donoghue, or to the Dow Jones Industrial Average, the S&P 500 Index, the Russell 1000 Index, the Russell 2000 Index, the Russell 3000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Growth Index, the Russell 2000 Value Index, the Russell Mid Cap Index, the Russell 2500 Index, the Russell Top 200 Index, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Global Aggregate Bond Index, the Lehman Brothers U.S. Credit Index, the Salomon Smith Barney World Government Bond Index, and the Salomon Smith Barney Non-U.S. World Government Bond Index. In addition, the performance comparisons of the Fixed Income Fund (or its Classes) may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by BANK RATE MONITOR, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the Russell, MSCI, Lehman Brothers and Salomon Brothers indices noted above are industry-accepted unmanaged indices of equity securities and debt securities around the world used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

         Russell, Morgan Stanley, Lehman Brothers and Salomon Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the FEDERAL RESERVE (Bulletin H.15), may also be used. Also, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by THE BOND BUYER, may be used in preparing comparative illustrations. Also, current rate information on municipal debt obligations of various durations, as reported daily by THE BOND BUYER, may be used in preparing comparative illustrations.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund (or Class) may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         A Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders, or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders, or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders, or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders, or other materials may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of a Fund in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         Each Fund may be advertised as part of certain asset allocation programs involving other Optimum or non-Optimum mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

         A Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         Because every investor's goals and risk threshold are different, certain advertising and other related literature may provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, information may be provided that discusses the manager's overriding investment philosophy and how that philosophy affects investment disciplines of the Funds employed in meeting their objectives. Also, from time to time, general or specific information may be cited about the institutional clients of the manager or its affiliates, including the number of such clients serviced by the manager or its affiliates.

DOLLAR-COST AVERAGING
         For many people, deciding when to invest can be a difficult decision. Prices of securities such as stocks and bonds tend to move up and down over various market cycles and are generally intended for longer term investing. Money market funds, which typically maintain stable prices, are generally intended for short-term investment needs and can often be used as a basis for building a long-term investment plan.

         Though it is best to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule.

         Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                  NUMBER
                             INVESTMENT        PRICE PER        OF SHARES
                               AMOUNT            SHARE          PURCHASED

            Month 1             $100            $10.00              10
            Month 2             $100            $12.50               8
            Month 3             $100             $5.00              20
            Month 4             $100            $10.00              10
            ---------------------------------------------------------------
                                $400            $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any Fund.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. A Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

ASSET ALLOCATION
         Asset allocation is the process of determining how much of your money should be placed in each of the primary asset classes--stocks, bonds, and cash equivalents--to help achieve your personal investment goals. The correct asset allocation policy can provide diversification of your portfolio, potentially enhance returns, lower overall portfolio volatility and position your portfolio to take advantage of developing investment opportunities. It's one of the most important decisions that you and your investment representative will make. Buying a mutual fund, instead of an individual security, already helps to diversify your portfolio, as each fund can hold hundreds of different individual stocks and bonds.

         Once your investment is allocated by primary asset class, it's generally important to diversify your holdings by the more specialized asset classes within mutual funds--such as growth vs. value funds, large-cap vs. small-cap funds, as well as domestic vs. international funds. The goal is to diversify among these asset classes--each with different risk/return characteristics--to help reduce risk and potentially increase returns.

         Many asset classes react differently to changing market and economic conditions. That means that when one asset class is down, there's a good chance that another is up. By combining these various asset classes, you can manage risk by lessening the impact of any one particular segment and potentially smooth out the returns of your overall portfolio. Certain brokerage firms may provide specific asset allocation programs which will help keep your portfolio diversified despite fluctuating market conditions.

TRADING PRACTICES AND BROKERAGE

         Portfolio transactions are executed by the manager or the respective sub-advisers, as appropriate, on behalf of each Fund in accordance with the standards described below.

         Brokers, dealers, banks and others are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the manager's or the respective sub-adviser's, as appropriate, judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Each Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the manager's or the respective sub-adviser's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund may pay a minimal share transaction cost when the transaction presents no difficulty. Fixed income trades are made on a net basis where securities are either bought or sold directly from or to a broker, dealer, bank or others. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission.

         Portfolio transactions for certain of the Funds may be effected in foreign markets that may not allow negotiation of commissions or where it is customary to pay fixed rates.

         The manager or sub-advisers may allocate brokerage business to brokers or dealers who provide brokerage and research services. These services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the manager or a sub-adviser in connection with its investment decision-making process with respect to one or more Funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934, as amended, and the Investment Management and Sub-Advisory Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, substantially higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the manager or a sub-adviser that constitute in some part brokerage and research services used by the manager or sub-adviser in connection with its investment decision-making process, and constitute in some part services used by the manager or sub-adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the manager or sub-adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the manager or sub-adviser in connection with administrative or other functions not related to its investment decision-making process.

         Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. The manager or sub-advisers may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, the manager or sub-advisers will consider consistency of strategy implementation among participating accounts. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts. Although it is recognized that, in some cases, joint execution of orders and/or random allocation of small orders could adversely affect the price or volume of the security that a particular account may obtain, the advantages of combined orders or random allocation based on size may outweigh the possible advantages of separate transactions.

         Consistent with NASD Regulation, Inc. (NASDRsm) rules, and subject to seeking best execution, orders may be placed with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees, and consideration may be given to sales of the Funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

         In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent may be allocated to broker/dealers who provide daily portfolio pricing services to the Trust. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

PORTFOLIO TURNOVER
         Portfolio trading will be undertaken principally to accomplish a Fund's investment objective. Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated.

         Portfolio turnover will be increased if a Fund writes a large number of call options that are subsequently exercised. The turnover rate may also be affected by cash requirements from redemptions and repurchases of Fund shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the PROSPECTUSES for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased only through a securities dealer or other financial intermediary that has entered into a Dealer's Agreement with the Funds' Distributor (a "participating securities dealer or other financial intermediary").

         The minimum initial investment generally is $2,500 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees/directors and employees of the Funds, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for accounts opened under an asset allocation program established through a participating securities dealer or other financial intermediary. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Funds will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund) in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and are not subject to a CDSC.

          Participating securities dealers and other financial intermediaries are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on certain accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments. Fees will not be imposed on accounts that are held in certain asset allocation programs established through a participating securities dealer or other financial intermediary.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

         Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 5.75% for Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, and 4.50% for Fixed Income Fund; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' PROSPECTUS. Class A Shares are subject to annual 12b-1 Plan expenses of up to 0.35% of the average daily net assets of such shares.

         Class B shares are purchased at net asset value and are subject to a CDSC as follows: For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. For Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses that are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See AUTOMATIC CONVERSION OF CLASS B SHARES, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months after purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment that are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end sales charge, CDSC or 12b-1 Plan expenses.

         See PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES under PURCHASING SHARES, and DETERMINING OFFERING PRICE AND NET ASSET VALUE in this PART B.

         Certificates representing shares purchased are not issued. However, an investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

ALTERNATIVE PURCHASE ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.35% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, participating securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to Class A Shares' annual 12b-1 Plan expenses. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Participating securities dealers or other financial intermediaries may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES.

         Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amounts of 12b-1 Plan expenses relating to Class A Shares, Class B Shares and Class C Shares will be borne exclusively by such shares. See DETERMINING OFFERING PRICE AND NET ASSET VALUE.

CLASS A SHARES
         Purchases of $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund) of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' PROSPECTUS, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See SPECIAL PURCHASE FEATURES - CLASS A SHARES, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         The Distributor reallows to participating securities dealers or other financial intermediaries the full amount of the front-end sales charge. Participating securities dealers or other financial intermediaries who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

DEALER'S COMMISSION - CLASS A SHARES
         Participating securities dealers or other financial intermediaries may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Participating securities dealers or other financial intermediaries should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in a Fund's shares. The Distributor currently compensates participating securities dealers or other financial intermediaries for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its participating securities dealers or other financial intermediaries, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to participating securities dealers or other financial intermediaries for selling Class B Shares at the time of purchase. As discussed below, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to participating securities dealers or other financial intermediaries for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this PART B. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See REDEMPTION AND EXCHANGE.

AUTOMATIC CONVERSION OF CLASS B SHARES
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a Fund acquired through reinvestment of dividends will convert to Class A Shares of the Fund pro-rata with Class B Shares of the Fund not acquired through reinvestment of dividends.

         All such automatic conversions of Class B Shares will constitute tax-free transactions for federal income tax purposes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in a Fund's shares. The Distributor currently compensates participating securities dealers or other financial intermediaries for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to participating securities dealers or other financial intermediaries for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this PART B. See REDEMPTION AND EXCHANGE.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gain distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Fund. In the event of an exchange of the shares, the "net asset value of those shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES AND CLASS C SHARES under REDEMPTION AND EXCHANGE for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. See AUTOMATIC CONVERSION OF CLASS B SHARES, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to Class A Shares' ongoing annual 12b-1 Plan expenses.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES
         Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted a separate plan for its Class A Shares, Class B Shares, and Class C Shares (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class Shares of the Funds. Institutional Class shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of such Shares of the Funds. Holders of Institutional Class Shares of the Funds may not vote on matters affecting the Plans.

         The Plans permit the Funds, pursuant to their Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such Classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to participating securities dealers or other financial intermediaries.

         In connection with the promotion of shares of such Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse participating securities dealers or other financial intermediaries for expenses incurred in connection with pre-approved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to participating securities dealers or other financial intermediaries as part of pre-approved sales contests and/or to participating securities dealers or other financial intermediaries who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of their respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with respect to the Funds. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to participating securities dealers or other financial intermediaries with respect to the initial sales of such shares.

         The maximum aggregate fee payable by the Funds under the Plans, and the Funds' Distribution Agreement, is, on an annual basis, up to 0.35% (0.25% of which are service fees to be paid to the Distributor, securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund's Class A Shares' average daily net assets for the year, and up to 1.00% (0.25% of which are service fees to be paid to the Distributor, securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and Class C Shares' average daily net assets for the year. The Board of Trustees may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as participating securities dealers or other financial intermediaries, in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to participating securities dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement have all been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the Trustees must determine whether continuation of each Plan is in the best interest of shareholders of the Class to which the Plan relates and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plans and the Distribution Agreement may be terminated with respect to a Class at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those Trustees who are not "interested persons." With respect to the Class A Shares' Plan, any amendment materially increasing the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the applicable Fund's Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of those Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Funds must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
         Current and former officers, trustees/directors and employees of the Funds, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the Funds and registered representatives and employees of participating securities dealers or other financial intermediaries may purchase Class A Shares of any of the Funds, including any Fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing Funds, corporations, counsel or participating securities dealers or other financial intermediaries, may purchase Class A Shares at net asset value.

         Each Fund may, from time to time, waive the front-end sales charge on its Class A shares sold to clients of certain participating securities dealers or other financial intermediaries meeting criteria established by the Funds' distributor. This privilege will apply only to a client who can document that such Class A shares were purchased with proceeds from the redemption of shares from an unaffiliated mutual fund on which a sales charge was paid or that were subject at any time to a contingent deferred sales charge, and when the Fund's distributor has determined in its sole discretion that the unaffiliated fund invests primarily in the same types of securities as or has an investment objective similar to that of the Fund purchased. The shares of the unaffiliated fund must have been purchased within the last two years prior to the date on which Class A shares are purchased, and purchases of Class A shares must be made within thirty (30) days of redemption from the unaffiliated fund.

         Discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates may also purchase Class A Shares at net asset value.

         The Funds must be notified in advance that the trade qualifies for purchase at net asset value.

LETTER OF INTENTION
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Fund which provides for the holding in escrow by the Service Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Service Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the Funds may be aggregated with Class A Shares of the Funds.



COMBINED PURCHASES PRIVILEGE
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC).

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
         In determining the availability of the reduced front-end sales charge previously set forth with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of Large Cap Growth Fund and/or shares of any other of the Classes described in the previous sentence with a value of $70,000 and subsequently purchases $10,000 at offering price of additional Class A Shares of Large Cap Growth Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

35-DAY REINVESTMENT PRIVILEGE
         Holders of Class A Shares and Class B Shares of the Funds (and of the Institutional Class holding shares which were acquired through an exchange from another Fund offered with a front-end sales charge) who redeem such shares have 35 days from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds. In the case of Class A Shares, the reinvestment will not be assessed an additional front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other Funds may be sold. Persons investing redemption proceeds from direct investments in a Fund offered without a front-end sales charge will be required to pay the applicable sales charges when purchasing Class A shares. The reinvestment privilege does not extend to redemptions of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemption as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares.



INSTITUTIONAL CLASS
         Institutional Class Shares of the Funds are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and of a participating securities dealer or other financial intermediary; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (e) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (f) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Institutional Class Shares are available for purchase at net asset value, without the imposition of a front-end sales charge or CDSC and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
         Unless otherwise designated in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time through a participating securities dealer or other financial intermediary. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the PROSPECTUSES and this PART B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER FUNDS
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge. The Service Agent must be notified in writing and an account in the Fund into which the dividends and/or distributions are to be invested must have been established. Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares.

         Subject to the following limitations, dividends and/or distributions from one Fund may be invested in shares of another Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may be directed only to other Class B Shares, and dividends from Class C Shares may be directed only to other Class C Shares.


INVESTING BY EXCHANGE
         If you have an investment in one Fund, you may authorize an exchange of part or all of your investment into shares of another Fund. If you wish to open an account by exchange, call your participating securities dealer or other financial intermediary for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Funds' Prospectuses. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their Class A Shares for Class A Shares of another Fund, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Funds. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of another Fund. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of another Fund. Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Funds will be made without the imposition of a CDSC by the Fund from which the exchange is being made at the time of the exchange.

RETIREMENT PLANS FOR THE FUND CLASSES
         An investment in the Funds may be suitable for tax-deferred retirement plans. The Funds offer retirement plans, including an individual retirement account ("IRA") and the new Roth IRA and the Coverdell Education Savings Account.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES under REDEMPTION AND EXCHANGE for a list of the instances in which the CDSC is waived.

         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees may be shared by Delaware Management Trust Company, the Service Agent, other affiliates of the Manager, participating securities dealers or other financial intermediaries (including Linsco/Private Ledger Corp.) and others that provide services to such Plans.


         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See INSTITUTIONAL CLASS, above. For additional information on any of the plans and retirement services, contact your participating securities dealer or other financial intermediary.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR PARTICIPATING SECURITIES DEALER OR OTHER FINANCIAL INTERMEDIARY.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your participating securities dealer or other financial intermediary for the special application forms required for the Plans described below.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
         An individual may want to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.


DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
         An individual can contribute up to $3,000 to his or her IRA through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deductions, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $3,000 limit will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the 2001 will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

         The annual contribution limits through 2008 are as follows:

         ----------------------------------------------------------------------
             Calendar Year          Under Age 50          Age 50 and Above
             -------------          ------------          ----------------
         ----------------------------------------------------------------------
               2002-2004               $3,000                  $3,500
         ----------------------------------------------------------------------
                  2005                 $4,000                  $4,500
         ----------------------------------------------------------------------
               2006-2007               $4,000                  $5,000
         ----------------------------------------------------------------------
                  2008                 $5,000                  $6,000
         ----------------------------------------------------------------------

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 in 2002 and increased limits in subsequent years are still available if the taxpayer's AGI is not greater than $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with income greater than $54,000 and less than $64,000, and for single individuals with an AGI greater than $34,000 and less than $44,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

CONDUIT (ROLLOVER) IRAS
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS
         Non-deductible contributions of up to $3,000 per year through 2004 can be made to a Roth IRA, reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2004 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with an AGI greater than $95,000 and less than $110,000, and for couples filing jointly with an AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (E.G., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with an AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

COVERDELL EDUCATION SAVINGS ACCOUNTS
         The annual contribution that can be made for each designated beneficiary is $2,000 and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The applicable annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Coverdell Education Savings Accounts. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         The modified AGI limit increases for couples filing jointly to $190,000 for a full contribution through $220,000 for a partial contribution. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.

         Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Each Fund has authorized one or more participating securities dealers or other financial intermediaries to accept purchase and redemption orders on behalf of the Fund. Such participating securities dealers or other financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when a participating securities dealer or other financial intermediary or, if applicable, its authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a participating securities dealer or other financial intermediary.

         Orders for purchases of Class A Shares are effected at the offering price next calculated after the order is placed. The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated after the order is placed. Participating securities dealers or other financial intermediaries are responsible for transmitting orders promptly.

         Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed. In the event of changes in the New York Stock Exchange's time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of the Fund's shares outstanding. Expenses and fees are accrued daily. In determining each Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of 60 days or less are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are determined to be not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of the Funds will bear, pro-rata, all of the common expenses of the Funds. The net asset values of all outstanding shares of each Class of the Funds will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Funds represented by the value of shares of that Class. All income earned and expenses incurred by the Funds will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Funds represented by the value of shares of such Classes, except that Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of each Fund will vary.

REDEMPTION AND EXCHANGE

         SHARES CAN BE REDEEMED OR EXCHANGED IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity or bond funds. Exchanges are subject to the requirements of the Funds, and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the Fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your participating securities dealer or other financial intermediary to discuss which Funds will best meet your changing objectives, and the consequences of any exchange transaction.

         Shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the PROSPECTUS. A redemption request may indicate a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," it must provide the account number, account registration, and total number of shares or dollar amount of the transaction. Exchange requests must also provide the name of the Fund in which the proceeds are to be invested. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them are not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption. In such case, the request for redemption may be withdrawn or left standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in DETERMINING OFFERING PRICE AND NET ASSET VALUE. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Funds during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Class B Shares are subject to a CDSC as follows: For Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. For Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C Shares are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. See CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES under PURCHASING SHARES. Except for the applicable CDSC, neither the Funds nor the Distributor charge a fee for redemptions, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares of a Fund that exchange their shares ("Original Shares") for shares of another Fund (in each case, "New Shares") in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this PART B and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that the investor held the New Shares.

WRITTEN REDEMPTION
         The written redemption feature is available only if the Service Agent holds your shares. The redemption request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

TELEPHONE REDEMPTION
         The telephone redemption feature is available only if the Service Agent holds your shares. The Telephone Redemption - Check to Your Address of Record service, which is described below, is automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend the procedure upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither a Fund nor the Service Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Service Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all redemption transactions initiated by telephone.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD
         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TIMING ACCOUNTS
         RIGHT TO REFUSE TIMING ACCOUNTS -- With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any timing arrangements, as well as any new purchases (as opposed to exchanges) in Funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Funds, or (ii) makes more than two exchanges out of the Funds per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Funds' net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

         REDEMPTIONS OF TIMING ACCOUNTS - Proceeds from redemptions requested by Timing Accounts will be paid only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Funds receive or anticipate simultaneous orders affecting significant portions of the Funds' assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Funds and therefore may be refused.

         Except as noted above, only participating securities dealers or other financial intermediaries will be permitted to make exchanges.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

         The CDSC on Class B Shares is waived in connection with the following redemptions: (i) redemptions that result from each Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA; (iii) periodic distributions from an IRA due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from each Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA; (iii) IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) periodic distributions from an IRA on or after attainment of age 59 1/2; and (v) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following supplements the information in each PROSPECTUS.

         Each Class of shares of each Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares, and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.


         The policy of the Trust is to distribute substantially all of each Fund's net investment income and any net realized capital gains in the amount and at the times that will avoid any federal income or excise taxes. This may require additional payments, if any, to be made during the first quarter of the following calendar year.

         All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at net asset value unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Funds may deduct from a shareholder's account the costs of that Fund's efforts to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Funds are otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each Fund intends to elect to be, and qualify for treatment as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Each Fund intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

         Dividends from net investment income (e.g., dividends and interests less expenses incurred in the operation of a Fund) and net short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. (These distributions may be eligible for the dividends-received deductions for corporations.) Distributions from net long-term capital gains, if any, are taxable to shareholders as long-term capital gain rates, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares.

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, each Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Funds. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

         All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in that Fund within 35 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in the Fund are excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

         A portion of a Fund's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         In addition to the federal taxes described above, distributions and gains by a Fund, from the sale or exchange of your shares, generally will be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisors. Non-U.S. investors may be subject to U.S. withholding and estate tax.

         The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of any undistributed amount from the prior year to shareholders by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

         Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         INVESTMENT IN FOREIGN CURRENCIES AND FOREIGN SECURITIES - Such investments, if made, will have the following additional tax consequences to a
Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

         If a Fund's Section 988 losses exceed it's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

         Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in a Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES - A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, that Fund may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. A Fund will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of it's investments in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its investment policy.

TAXATION OF SHAREHOLDERS
         Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that each Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt-financed or are deemed to have been held for less than 46 days.

         Foreign countries may impose withholding and other taxes on dividends and interest paid to a Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the U.S. to reduce or eliminate such taxes.

         Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in a Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

         Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment. This is of particular concern for investors in each Fund other than the Fixed Income Fund because these Funds may make distributions on an annual basis.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his tax return payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         Certain investments and hedging activities of a Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities will be subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of a Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

Certain securities purchased by a Fund (such as STRIPS, CUBES, TRs, TIGRs and
CATS) are sold at original issue discount and do not make periodic cash interest payments. A Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because a Fund distributes all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Manager or Sub-Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.


JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JAGTRRA). The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

REDUCTION OF TAX RATE ON DIVIDENDS

Dividends will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).
Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payors who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.

REDUCTION OF TAX RATE ON CAPITAL GAINS

Under JAGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.
The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

BACK-UP WITHHOLDING CHANGES

Prior to the passage of JAGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.

                            *         *         *

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt is made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state and local taxes.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

         Delaware Management Company (the "Manager"), located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund. Such services are provided subject to the supervision and direction of the Trust's Board of Trustees. The Manager is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

       The Trust and the Manager have entered into an investment management agreement (the "Management Agreement"), which was initially approved by the Board of Trustees at a meeting held on July 17, 2003. Under the Management Agreement, the Manager has full discretion and responsibility, subject to the overall supervision of the Trust's Board of Trustees, to select and contract with one or more investment sub-advisers ("Sub-Advisers"), to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The Management Agreement obligates the Manager to implement decisions with respect to the allocation or reallocation of each Fund's assets among one or more current or additional Sub-Advisers, and to monitor the Sub-Advisers' compliance with the relevant Fund's investment objective, policies and restrictions. Under the Management Agreement, the Trust will bear the expenses of conducting its business. The Trust and the Manager may share facilities in common to each, which may include legal and accounting personnel, with appropriate pro ration of expenses between them. In addition, the Manager pays the salaries of all officers and Trustees of the Trust who are officers, directors or employees of the Manager or its affiliates.

         Under the Management Agreement, the Manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Fund:

---------------------------------------------------------------------------------------------
FUND                                              ANNUAL MANAGEMENT FEE RATE
                                         (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------
                                       0.8000% of assets up to $250 million
                                       0.7875% of assets from $250  million to $300 million
Optimum Large Cap Growth Fund          0.7625% of assets from $300 million to $400 million
                                       0.7375% of assets from $400 million to $500 million
                                       0.7250% of assets over $500 million
---------------------------------------------------------------------------------------------
                                       0.8000% of assets up to $100 million
                                       0.7375% of assets from $100 million to $250 million
Optimum Large Cap Value Fund           0.7125% of assets from $250 million to $500 million
                                       0.6875% of assets over $500 million
---------------------------------------------------------------------------------------------
Optimum Small Cap Growth Fund          1.1000% of assets
---------------------------------------------------------------------------------------------

                                                                              56

---------------------------------------------------------------------------------------------
                                       1.0500% of assets up to $75 million
Optimum Small Cap Value Fund           1.0250% of assets from $75 million to $150 million
                                       1.0000% of assets over $150 million
---------------------------------------------------------------------------------------------
                                       0.8750% of assets up to $50 million
                                       0.8000% of assets from $50 to 100 million
Optimum International Fund             0.7800% of assets from $100 to 300 million
                                       0.7650% of assets from $300 to 400 million
                                       0.7300% of assets over $400 million

---------------------------------------------------------------------------------------------
                                       0.7000% of assets up to $25 million
Optimum Fixed Income Fund              0.6500% of assets from $25 million to $100 million
                                       0.6000% of assets over $100 million
---------------------------------------------------------------------------------------------

         Each Fund's (except the Small Cap Growth Fund's) management fee, as a percentage of net assets, declines as assets increase above designated levels. The Manager has contractually agreed through August 1, 2004 to reimburse expenses and/or waive its management fees for Class A, Class B, Class C and Institutional Class of each Fund to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 fees, if applicable, and extraordinary expenses), as a percentage of each Class's respective average daily net assets, from exceeding rates as set forth in the PROSPECTUSES. After August 1, 2004, the Manager may discontinue this expense reimbursement and/or fee waiver agreement.

         The Management Agreement will remain in effect with respect to each Fund for an initial period of two years. The Management Agreement may be renewed with respect to each Fund only if such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Management Agreement will terminate automatically in the event of its assignment.

         In approving the Management Agreement with respect to each Fund, the Board of Trustees considered the following factors: the nature, extent and quality of the services proposed to be provided by the Manager; the experience and qualifications of personnel responsible for managing the Fund; the Manager's financial condition; the level and method of computing the Fund's management fee; the fair market value of the services provided by the Manager; a comparative analysis of the expense ratios of, and advisory fees paid by, similar funds; the extent to which the Manager will realize economies of scale as the Fund grows; other benefits accruing to the Manager or its affiliates from its relationship with the Fund; and any possible conflicts of interest. The Board also considered the nature, extent and quality of the services proposed to be provided by the Manager's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services.

         Except for those expenses borne by the Manager under the Management Agreement and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Manager has also entered into an Investment Consulting Agreement with Linsco/Private Ledger Corp. to provide research to assist the Manager in evaluating and monitoring Fund performance and the Sub-Advisers and in making recommendations to the Trustees about hiring and changing Sub-Advisers. The Manager is responsible for paying the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average net assets.

THE SUB-ADVISERS
         The Manager has entered into Sub-Advisory Agreements on behalf of each Fund. The Sub-Advisory Agreements obligate Marsico Capital Management, LLC ("Marsico Capital"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Morgan Stanley Investment Management Inc., doing business in certain instances (including in its role as a sub-adviser to Large Cap Value Fund) under the name Van Kampen ("Van Kampen"), Massachusetts Financial Services Company ("MFS"), Liberty Wanger Asset Management, L.P. ("Liberty WAM"), Hotchkis and Wiley Capital Management, LLC ("H&W"), the Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM"), Delaware International Advisers Ltd. ("Delaware International"), and Deutsche Investment Management Americas Inc. ("DIMA, Inc.") (doing business as Scudder Investments) (referred to individually as a "Sub-Adviser" and collectively as the "Sub-Advisers") to: (1) make investment decisions on behalf of their respective Funds, (2) place all orders for the purchase and sale of investments for their respective Funds with brokers or dealers selected by the Manager and/or the Sub-Advisers, and (3) perform certain limited related administrative functions in connection therewith.



         Under the Sub-Advisory Agreement with respect to the International Fund, Delaware International Advisers Ltd., which is an "affiliated person" (as defined in the 1940 Act) of the Manager, is entitled to receive an annual fee for its services to the Fund equal to 0.55% of the Fund's average daily net assets on amounts that it manages up to and including $50 million; 0.40% of the Fund's average daily net assets on the next $50 million; and 0.36% of the Fund's average daily net assets on amounts over $100 million. Under the Sub-Advisory Agreement with respect to the Fixed Income Fund, the Manager pays Delaware International a sub-advisory fee equal to the fee received by the Manager that is attributable to the foreign assets in the Fixed Income Fund's investment portfolio.

         The aggregate advisory fees (as a percentage of net assets) to be paid to the Sub-Advisers that are not affiliated persons of the Manager ("Unaffiliated Sub-Advisers") are as follows:

-------------------------------------------------- ----------------------------
         FUND                       AGGREGATE FEE RATE TO BE PAID TO THE
                                         UNAFFILIATED SUB-ADVISERS*
-------------------------------------------------------------------------------
Large Cap Growth Fund                             0.45%
-------------------------------------------------------------------------------
Large Cap Value Fund                              0.45%
-------------------------------------------------------------------------------
Small Cap Growth Fund                             0.75%
-------------------------------------------------------------------------------
Small Cap Value Fund                              0.70%
-------------------------------------------------------------------------------
International Fund                                0.50%
-------------------------------------------------------------------------------
Fixed Income Fund                                 0.35%
-------------------------------------------------------------------------------

* For each Fund, the information in this table is calculated based on the Fund's net assets as of the date of this PART B and assumes that, when the Fund has more than one sub-adviser, the assets of the Fund are allocated equally among its Sub-Advisers.

         In approving the Sub-Advisory Agreement with each Sub-Adviser to each Fund, the Board of Trustees considered the following factors: the nature, extent and quality of the services proposed to be provided by the Sub-Adviser to the Fund; the Sub-Adviser's management style; the Sub-Adviser's current and proposed level of staffing and its overall resources; whether the Sub-Adviser manages or has managed any other registered investment companies; the Sub-Adviser's compliance systems and capabilities; and any disciplinary history.

         The Manager recommends Sub-Advisers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Funds (except the Small Cap Growth Fund) are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Manager does not expect to recommend frequent changes of Sub-Advisers.

         When a Fund has more than one Sub-Adviser, the assets of the Fund are allocated by the Manager among the Sub-Advisers selected for the Fund. The Sub-Advisers have discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with their respective Funds' investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

         Generally, no Sub-Adviser provides any services to any Fund except asset management and related administrative and recordkeeping services. However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

         The Manager and the Sub-Advisers also provide investment management and/or sub-advisory services to other mutual funds and may also manage private investment accounts. Although investment decisions for a Fund are made independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.


FUND ACCOUNTING, ADMINISTRATIVE, AND TRANSFER AGENCY SERVICES
         Delaware Service Company, Inc. ("DSC"), located at 2005 Market Street, Philadelphia, PA 19103-7094, provides the Trust with fund accounting, administrative, and transfer agency services pursuant to a Mutual Fund Services Agreement. DSC provides the Trust with fund accounting services including performing all functions related to calculating each Fund's net asset value, and providing all financial reporting services, regulatory compliance testing, and other related accounting services. For fund accounting services, the Trust pays DSC a fee at an annual rate of 0.04% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board of Trustees. DSC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For administrative services, the Trust pays DSC a fee at an annual rate of 0.35% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For transfer agency services, the Trust pays DSC a fee at an annual rate of 0.15% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC is an affiliate of the Manager. DSC is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation. DSC may also contract to compensate selling dealers for providing certain services to Fund shareholders. These payments are made out of the DSC's compensation, and may equal up to 0.25% of a fund's average daily net assets for shareholders that the selling dealer services. Linsco/Private Ledger Corp. ("LPL"), the consultant to the Manager, has been engaged to provide such services and DSC pays LPL a fee at an annual rate of 0.25% of average daily net assets.

DISTRIBUTION
         Delaware Distributors, L.P. (the "Distributor"), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares pursuant to a Distribution Agreement dated July 17, 2003. The Distributor is an affiliate of the Manager and Delaware Service Company, Inc. and bears all of the costs of promotion and distribution, except for payments by Class A, Class B and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which, in turn, is a wholly owned subsidiary of Lincoln National Corporation. The Distributor offers Trust shares on a continuous basis.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Trust's financial intermediary wholesaler pursuant to a Financial Intermediary Agreement with the Distributor dated July 17, 2003. LFD is primarily responsible for promoting the sale of Fund shares through participating securities dealers or other financial intermediaries. The address of LFD is 2001 Market Street, Philadelphia, PA 19103. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through participating securities dealer or other financial intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to Optimum Fund shares at the annual rate of 0.20% of the average daily net assets of shares of the Optimum Funds, with a maximum amount of $1 million per calendar year and no carryover of fees in excess of such amount. The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

CODES OF ETHICS
         The Trust, the Manager, the Distributor and LFD, in compliance with Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics that govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. Each Sub-Adviser also has adopted a Code of Ethics under Rule 17j-1. The Codes of Ethics for the Trust, the Manager, the Distributor, LFD and the Sub-Advisers are on public file with, and are available from, the SEC.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Delaware Investments family of investment companies.

         DMH Corp., Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of the Trust are noted below along with their birth dates and their business experience for the past five years.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                                                                                                   FUND COMPLEX     DIRECTORSHIPS
                             POSITION(S) HELD     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY        HELD BY
NAME, ADDRESS AND BIRTHDATE   WITH THE TRUST     TIME SERVED             PAST 5 YEARS                TRUSTEE*          TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
MARK S. CASADY**                 Trustee          April 21,     President and Chief Operating            6               None
2005 Market Street                                 2003 to         Officer - LPL Financial
Philadelphia, PA 19103                             present        Services (2002 - Present)

September 21, 1960                                               Managing Director - Scudder
                                                                         Investments
                                                                         (1994 -2002)
-----------------------------------------------------------------------------------------------------------------------------------
JUDE T. DRISCOLL**               Trustee,         July 17,      President and Chief Executive            6              None*
2005 Market Street            President and        2003 to     Officer - Delaware Investments2
Philadelphia, PA 19103       Chief Executive       present         (January 2003 - Present)
                                 Officer
March 10, 1963                                                   Executive Vice President and
                                                               Head of Fixed-Income - Delaware
                                                                Investment Advisers, a series
                                                               of Delaware Management Business
                                                                            Trust
                                                                 (August 2000 - January 2003)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  60

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                                                                                                   FUND COMPLEX     DIRECTORSHIPS
                             POSITION(S) HELD     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY        HELD BY
NAME, ADDRESS AND BIRTHDATE   WITH THE TRUST     TIME SERVED             PAST 5 YEARS                TRUSTEE*          TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Senior Vice President and
                                                                   Director of Fixed-Income
                                                                  Process - Conseco Capital
                                                                          Management
                            (June 1998 - August 2000)

                                                                  Managing Director - NationsBanc
                                                                          Capital Markets
                           (February 1996 - June 1998)

------------------------------------------------------------------------------------------------------------------------------------
DAVID KITTREDGE**                Trustee          July 17,       Mr. Kittredge has served in             6               None
2005 Market Street                                 2003 to     various management positions at
Philadelphia, PA 19103                             present        different times at Lincoln
                                                                       Financial Group
July 27, 1962
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                                                                                                   FUND COMPLEX     DIRECTORSHIPS
                             POSITION(S) HELD     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY        HELD BY
NAME, ADDRESS AND BIRTHDATE   WITH THE TRUST     TIME SERVED             PAST 5 YEARS                TRUSTEE*          TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
NICHOLAS D. CONSTAN              Trustee          July 17,      Adjunct Professor - University           6               None
2005 Market Street                                 2003 to             of Pennsylvania
Philadelphia, PA 19103                             present             (1972 - present)

October 24, 1938
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM W. HENNIG                Trustee          July 17,             Private Investor                  6               None
2005 Market Street                                 2003 to
Philadelphia, PA 19103                             present

June 17, 1930
-----------------------------------------------------------------------------------------------------------------------------------
DURANT ADAMS HUNTER              Trustee          July 17,       Chief Executive Officer and             6               None
2005 Market Street                                 2003 to     Executive Recruiter - Whitehead
Philadelphia, PA 19103                             present     MANN Inc. (Executive Recruiting)
                                                                       (1992 - Present)
November 25, 1948
-----------------------------------------------------------------------------------------------------------------------------------
KENNETH R. LEIBLER               Trustee          July 17,       Chairman and Chief Executive            6               None
2005 Market Street                                 2003 to     Officer - Boston Stock Exchange
Philadelphia, PA 19103                             present             (2001 - Present)

February 21, 1949                                               President and Chief Executive
                                                                 Officer - Liberty Financial
                                                                          Companies
                                                                     (Financial Services)
                                                                        (1995 - 2000)
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN PAUL MULLIN              Trustee          July 17,           Principal - Econsult                6               None
2005 Market Street                                    2003 to               Corporation
Philadelphia, PA 19103                                present          (Economic consulting)
                                                                          (2000 - Present)
February 8, 1956
                                                                      Director and Treasurer -
                                                                       Historical Society of
                                                                            Pennsylvania
                                                                            (Non-profit)
                                                                          (1996 - Present)

                                                                      Director and Treasurer -
                                                                    Independence Visitor Center

                                                                          (Non-profit)
                                                                        (2000 - Present)

                                                                   Adjunct Lecturer - University
                                                                          of Pennsylvania
                                                                          (1992 - Present)

                                                                   Adjunct Lecturer - University
                                                                          of Pennsylvania
                                                                          (1999 - Present)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  61

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                                                                                                   FUND COMPLEX     DIRECTORSHIPS
                             POSITION(S) HELD     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY        HELD BY
NAME, ADDRESS AND BIRTHDATE   WITH THE TRUST     TIME SERVED             PAST 5 YEARS                TRUSTEE*          TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
ROBERT A. RUDELL***              Trustee          July 17,       Director - Medtox Scientific            6               None
2005 Market Street                                 2003 to              (Clinical lab)
Philadelphia, PA 19103                             present             (2002 - Present)

September 6, 1948                                                Director - Search Institute
                                                                      (Social research)
                                                                       (2002 - Present)

                                                                Chief Operating Officer - ZSI
                                                                      (Asset Management)
                                                                        (1998 - 2002)

                                                                 Managing Director - Scudder,
                                                                        Stevens, Clark
                                                                   (Asset Management/401(k))
                                                                           (1996 - 1998)
-----------------------------------------------------------------------------------------------------------------------------------
JON EDWARD SOCOLOFSKY            Trustee          July 17,             Private Investor                  6               None
2005 Market Street                                 2003 to             (2002 - Present)
Philadelphia, PA 19103                             present
                                                                 Senior Vice President - The
March 27, 1946                                                          Northern Trust
                                                                         (Trust bank)
                                                                        (1970 - 2001)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                                                                                                   FUND COMPLEX     DIRECTORSHIPS
                             POSITION(S) HELD     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY        HELD BY
NAME, ADDRESS AND BIRTHDATE   WITH THE TRUST     TIME SERVED             PAST 5 YEARS                OFFICER*          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BISHOF               Senior Vice        July 17,         Mr. Bishof has served in              6                 None
2005 Market Street               President/         2003 to      various executive positions at
Philadelphia, PA 19103           Treasurer          present       different times at Delaware
                                                                          Investments
August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH H. HASTINGS              Senior Vice        July 17,        Mr. Hastings has served in             6                 None
2005 Market Street            President/Chief       2003 to      various executive positions at
Philadelphia, PA 19103       Financial Officer      present       different times at Delaware
                                                                          Investments
December 19, 1949
------------------------------------------------------------------------------------------------------------------------------------
RICHELLE S. MAESTRO             Senior Vice        July 17,        Ms. Maestro has served in              6                 None
2005 Market Street               President/         2003 to      various executive positions at
Philadelphia, PA 19103        General Counsel/      present       different times at Delaware
                                 Secretary                                Investments
November 26, 1957
------------------------------------------------------------------------------------------------------------------------------------

*     The term "Fund Complex" refers to the Funds in the Optimum Funds Trust. Messrs. Driscoll, Bishof, and Hastings and Ms. Maestro
      also serve in similar capacities for the Delaware Investments Family of Funds, a fund complex also managed and distributed by
      Delaware Investments with 107 funds.

**    "Interested persons" of the Funds by virtue of their executive and management positions or relationships with the Fund's service providers or sub-service providers.

***   Pursuant to rules under the 1940 Act, it is possible that Mr. Rudell might be considered an "interested person" of the Trust until March 31, 2004, because of his prior executive positions and relationship with a predecessor to Scudder Investments, a sub-adviser to Optimum Fixed Income Fund. Nevertheless, due to the remote and technical nature of such interest, the Trust will compensate Mr. Rudell as an independent Trustee.

****  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trust's manager, principal underwriter and service agent.
                                                                                                                                  62

         The following is a compensation table listing, for each Trustee entitled to receive compensation, an estimate of the aggregate compensation to be received from the Trust and an estimate of the total compensation to be received from the funds in the Fund Complex, for the fiscal year ending March 31, 2004. Only the independent Trustees of the Trust receive compensation from the Trust.

---------------------------------------------------------------------------------------------------------------
                                                 RETIREMENT             ESTIMATED               TOTAL
                              AGGREGATE       BENEFITS ACCRUED           ANNUAL             COMPENSATION
                             COMPENSATION        AS PART OF             BENEFITS         FROM TRUST AND FUND
                                 FROM              TRUST                  UPON             COMPLEX PAID TO
TRUSTEE                         TRUST             EXPENSES             RETIREMENT            TRUSTEE (1)
---------------------------------------------------------------------------------------------------------------
Nicholas D. Constan            $17,500              None                  None                 $17,500
---------------------------------------------------------------------------------------------------------------
William W. Hennig              $18,000              None                  None                 $18,000
---------------------------------------------------------------------------------------------------------------
Durant Adams Hunter            $17,500              None                  None                 $17,500
---------------------------------------------------------------------------------------------------------------
Kenneth R. Leibler             $18,500              None                  None                 $18,500
---------------------------------------------------------------------------------------------------------------
Stephen Paul Mullin            $19,000              None                  None                 $19,000
---------------------------------------------------------------------------------------------------------------
Robert A. Rudell               $18,500              None                  None                 $18,500
---------------------------------------------------------------------------------------------------------------
Jon Edward Socolofsky          $19,000              None                  None                 $19,000
---------------------------------------------------------------------------------------------------------------

(1) Each independent Trustee receives a total annual retainer fee of $5,000 for serving as a Trustee, plus $4,000 for each Board
Meeting attended. Members of the Audit Committee receive additional annual compensation of $1,500 plus $350 for each committee meeting in excess of five in any calendar year. In addition, the chairperson of the Audit Committee receives an additional annual retainer of $500. Members of the Nominating Committee receive additional annual compensation of $500 plus $500 for each committee meeting. In addition, the chairperson of the Nominating Committee receives an additional annual retainer of $500. The lead Trustee receives an additional annual retainer of $2,000.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Funds. It also oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof, and acts as a liaison between the Funds' independent auditors and the full Board of Trustees. Three independent trustees serve on the committee.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees serve on the committee. The committee will consider nominees recommended by shareholders.

         As of August 1, 2003, the officers and Trustees as a group owned less than 1% of the outstanding shares of each class of each Fund.

         Prior to the public offering of shares of the Funds, DMH held investments in each of the Funds (as shown below) and may be deemed to control each of the Funds. As the controlling shareholder, DMH could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies. After the public offering commences, it is anticipated that DMH will no longer control any of the Funds.

         Funds:                              Percentage Ownership:

Large Cap Growth Fund                              100%
Large Cap Value Fund                               100%
Small Cap Growth Fund                              100%
Small Cap Value Fund                               100%
International Fund                                 100%
Fixed Income Fund                                  100%

GENERAL INFORMATION

         The Trust, which was organized as a Delaware statutory trust on April 21, 2003, is an open-end registered management investment company. Each Fund operates as a diversified fund as defined by the 1940 Act.

         JPMorgan Chase Bank, located at 4 Chase Metrotech Center, Brooklyn, NY 11245, serves as the custodian of each Fund's assets.

         DMH has consented to, and granted a non-exclusive license for, the use by any Series or by the Trust of the identifying word "Optimum" in the name of any Series or of the Trust. Such consent is subject to revocation by DMH in its discretion, if DMH or a subsidiary or affiliate thereof is not employed as the investment adviser of each Series of the Trust. As between the Trust and DMH, DMH controls the use of the name of the Trust insofar as such name contains the identifying word "Optimum." DMH may, from time to time, use the identifying word "Optimum" in other connections and for other purposes, including, without limitation, in the names of other investment companies, corporations or businesses which it may manage, advise, sponsor or own or in which it may have a financial interest. DMH may require the Trust or any Series thereof to cease using the identifying word "Optimum" in the name of the Trust or any Series thereof if the Trust or any Series thereof ceases to employ DMH or a subsidiary or affiliate thereof as investment adviser.

CAPITALIZATION
         Each Fund offers four classes of shares: Class A, Class B, Class C and Institutional Class. Additional classes of shares may be offered in the future.

         The Trust has at present an unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Although all shares have equal voting rights on matters affecting the entire Trust, each Fund would vote separately on any matter that affects only that Fund, such as certain material changes to investment advisory contracts or as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. Each Class of each Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences, except that a Class of a Fund may not vote on any matter affecting the Rule 12b-1 Plan that applies to another Class of that Fund. Shares have no preemptive rights or, for Class A, Class C and Institutional Class Shares, conversion rights. When issued, shares are fully paid and nonassessable. All shares participate equally in dividends, and upon liquidation would share equally.

PROXY VOTING
         The Board of Trustees of the Trust has delegated to the Manager the responsibility to vote proxies with respect to the portfolio securities held by the Funds. The Manager has, in turn, delegated to each Sub-Adviser the responsibility to vote proxies with respect to portfolio securities held by the portion of a Fund that the Sub-Adviser advises. The Manager has retained the responsibility to vote proxies with respect to portfolio securities held by the Funds (or portions thereof) that it advises directly. The Manager and each Sub-Adviser have adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Copies of the policies and procedures for the Manager and each Sub-Adviser are included with this PART B. See APPENDIX B- PROXY VOTING POLICIES AND PROCEDURES.

NONCUMULATIVE VOTING
         Fund shares have noncumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         THIS PART B DOES NOT INCLUDE ALL OF THE INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, WHICH IS ON FILE WITH THE SEC. SHAREHOLDERS MAY OBTAIN A COPY OF THE REGISTRATION STATEMENT BY CONTACTING THE SEC IN WASHINGTON, DC.

FINANCIAL STATEMENTS

         Ernst & Young LLP, Two Commerce Square, Philadelphia, PA 19103, serves as the independent auditors for the Trust and, in its capacity as such, audits the annual financial statements of each Fund.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Optimum Fund Trust

We have audited the accompanying statements of assets and liabilities of Optimum Fund Trust (comprised of, respectively, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund, Optimum International Fund and Optimum Fixed Income Fund (the "Funds")) as of July 17, 2003. These statements of assets and liabilities are the responsibility of the Funds' management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Optimum Fund Trust at July 17, 2003, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Philadelphia, Pennsylvania
July 17, 2003

OPTIMUM FUND TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 17, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                      OPTIMUM      OPTIMUM      OPTIMUM      OPTIMUM        OPTIMUM       OPTIMUM
                                                     LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP    INTERNATIONAL     FIXED
                                                    GROWTH FUND  VALUE FUND   GROWTH FUND  VALUE FUND         FUND      INCOME FUND
                                                   ---------------------------------------------------------------------------------
ASSETS:
Cash                                                  $ 16,667     $ 16,667     $ 16,667     $ 16,667       $ 16,667      $ 16,667
                                                   ---------------------------------------------------------------------------------
Total assets                                          $ 16,667     $ 16,667     $ 16,667     $ 16,667       $ 16,667      $ 16,667
                                                   ---------------------------------------------------------------------------------

TOTAL NET ASSETS, applicable to 1,961
  shares (unlimited authorization - no par
  value) outstanding with respect to each Fund,
  respectively                                        $ 16,667     $ 16,667     $ 16,667     $ 16,667       $ 16,667      $ 16,667
                                                   =================================================================================

NET ASSET VALUE - Class A ($16,641  / 1,958
  outstanding shares of beneficial interest,
  respectively)                                       $  8.50      $  8.50      $  8.50      $  8.50        $  8.50       $  8.50
                                                   =================================================================================

NET ASSET VALUE - Class B ($8.50 / 1 outstanding
  share of beneficial interest, respectively)         $  8.50      $  8.50      $  8.50      $  8.50        $  8.50       $  8.50
                                                   =================================================================================

NET ASSET VALUE - Class C ($8.50 / 1 outstanding
  share of beneficial interest, respectively)         $  8.50      $  8.50      $  8.50      $  8.50        $  8.50       $  8.50
                                                   =================================================================================

NET ASSET VALUE - Institutional Class ($8.50/1
  outstanding share of beneficial interest,
  respectively)                                       $  8.50      $  8.50      $  8.50      $  8.50        $  8.50       $  8.50
                                                   =================================================================================

MAXIMUM OFFERING PRICE per share applicable to
  Class A shares (Net Asset Value / (1 minus
  maximum offering price), respectively),
  reflecting a front-end sales charge of 5.75%,
  except Optimum Fixed Income Fund which is 4.50%     $  9.02      $  9.02      $  9.02      $  9.02        $  9.02       $  8.90
                                                   =================================================================================

                                                       See accompanying notes

OPTIMUM FUND TRUST
Notes to Financial Statements
July 17, 2003

1.       ORGANIZATION

The Optimum Fund Trust (the "Trust") is organized as a Delaware business trust and offers six series: Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund, Optimum International Fund and Optimum Fixed Income Fund (each a "Fund" and collectively as, the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A Shares are sold with a front-end sales charge of up to 5.75% for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund and Optimum International Fund and 4.50% for Optimum Fixed Income Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The individual Funds have not commenced operations except those related to organizational matters and the sale of initial shares of beneficial interest to the initial shareholder, Delaware Management Company, Inc. (DMC), the investment manager, on July 17, 2003.

         The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

         The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

         The investment objective of Optimum Small Cap Growth Fund is to seek long-term growth of capital.

         The investment objective of Optimum Small Cap Value Fund is to seek long-term growth of capital.

         The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

         The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Trust.

         ORGANIZATIONAL AND OFFERING COSTS - Costs incurred in connection with the organization of the Trust were borne by DMC and Linsco/Private Ledger Corp., who provides certain sub-transfer agency services to the Funds and who has entered into an Investment Consulting Agreement with DMC. Costs to be incurred by the Funds in connection with the offering of their shares will be deferred and will be amortized over a one-year period beginning on the date each Fund commences operations.

APPENDIX A--DESCRIPTION OF RATINGS

BONDS
         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

COMMERCIAL PAPER
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

         Excerpts from Fitch, Inc.'s description of its highest ratings: F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

APPENDIX B--PROXY VOTING POLICIES AND PROCEDURES


This Appendix provides the proxy voting policies and procedures (or, in some cases, a summary of the proxy voting policies and procedures) for the Manager and each Sub-Adviser.


DELAWARE MANAGEMENT COMPANY (THE "MANAGER")
-------------------------------------------

The Manager will vote proxies on behalf of the Fund pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing the Manager's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Manager clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, ISS will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis beginning no later than August 31, 2004. The Committee is responsible for overseeing ISS's proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                     * * * *

THE DELAFIELD ASSET MANAGEMENT DIVISION OF REICH & TANG ASSET
-------------------------------------------------------------
MANAGEMENT, LLC ("RTAM")
------------------------

I. POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. RTAM has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

(a) All proxies received by RTAM will be sent to RTAM's Proxy Coordinator. RTAM's Proxy Coordinator will:

(1) Keep a record of each proxy received;

(2) Forward the proxy to the Analyst/Manager who follows the particular security and therefore is responsible for making the voting decision, and at the same time a copy to the Compliance Officer for identification of conflicts of interest between the RTAM and its clients;

(3) Absent material conflicts (see Section IV), the Analyst/Manager will determine how RTAM should vote the proxy. The Analyst/Manager will send its decision on how RTAM will vote a proxy to the Proxy Coordinator.

(4) RTAM retains a third party to assist in coordinating and voting proxies with respect to client securities. Portfolio Administration monitors the third party to assure that all proxies are being properly voted and appropriate records are being retained. The current service provider being used is Institutional Shareholder Services ("ISS"). ISS is responsible for receiving all proxy ballots from RTAM's client custodians, performing a reconciliation to ensure that all shares are accounted for and notifying RTAM of all upcoming meetings via their website. RTAM is then able to cast the vote via the website by a deadline enforced by ISS to ensure ample time is allotted for the vote to be received by the company. ISS maintains all client proxy voting history and is available upon request by RTAM.

III. VOTING GUIDELINES

In the absence of specific voting guidelines from the client, RTAM will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. RTAM believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Generally, RTAM will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

Generally, RTAM will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, RTAM shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

(1) whether the proposal was recommended by management and the RTAM's opinion of management;

(2) whether the proposal acts to entrench existing management; and

(3) whether the proposal fairly compensates management for past and future performance.

IV. CONFLICTS OF INTEREST

(a) Michael Appleton, RTAM's Compliance Officer will identify any conflicts that exist between the interests of RTAM and its clients. This examination will include a review of the relationship of RTAM and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of RTAM or an affiliate of RTAM or has some other relationship with RTAM or a client of RTAM.

(b) If a material conflict exists, RTAM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. RTAM will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when RTAM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, RTAM will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, RTAM will vote the proxies solely in accordance with the policies outlined Section "III. Voting Guidelines" above.

V. DISCLOSURE

(a) RTAM will disclose in its Form ADV Part II that clients may contact Michael Appleton, RTAM's Compliance Officer, via e-mail or telephone at mappleton@rnt.com or 212-830-5494 in order to obtain information on how RTAM voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, Michael Appleton will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how RTAM voted the client's proxy.

(b) A concise summary of these Proxy Voting Policies and Procedures will be included in RTAM's Form ADV Part II, and will be updated whenever these policies and procedures are updated. Michael Appleton will arrange for a copy of this summary to be sent to all existing clients who will already have been sent

RTAM's Form ADV Part II, which is required to be offered to clients annually either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. RECORDKEEPING

The Proxy Coordinator with the assistance of ISS will maintain files relating to RTAM's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of RTAM and ISS. Records of the following will be included in the files:

(a) Copies of these proxy voting policies and procedures, and any amendments thereto.

(b) A copy of each proxy statement that RTAM receives provided however that RTAM might rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

(c) A record of each vote that RTAM casts.

(d) A copy of any document RTAM created that was material to making a decision how to vote proxies, or that memorializes that decision.

(e) A copy of each written client request for information on how RTAM voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how RTAM voted its proxies.

                                     * * * *

DELAWARE INTERNATIONAL ADVISERS LTD. ("DIAL")
---------------------------------------------

DIAL has established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing DIAL's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow DIAL to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, DIAL has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other DIAL clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, ISS will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis beginning no later than August 31, 2004. The Committee is responsible for overseeing ISS's proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, DIAL will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and DIAL will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally abstain if a company changes its auditor and fails to provide shareholders with an explanation for the change; (ii) generally vote re-incorporation proposals on a case-by-case basis; (iii) generally vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders; (iv) generally vote amendments to the articles of association on a case-by-case basis; (v) generally vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares; (vi) generally vote for share repurchase plans, unless clear evidence of past abuse of the authority is available or the plan contains no safeguards against selective buybacks; and
(vii) votes with respect to management compensation plans are determined on a case-by-case basis.

Because the Fund has delegated proxy voting to DIAL, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, DIAL does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that DIAL receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for DIAL to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for DIAL during the proxy voting process. In the very limited instances where DIAL is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving DIAL or affiliated persons of DIAL. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                     * * * *

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA INC.") (DOING BUSINESS
--------------------------------------------------------------------------
AS SCUDDER INVESTMENTS)
-----------------------

DIMA Inc. has adopted its own Proxy Voting Policies and Procedures ("Policies"), a Proxy Voting Desktop Manual ("Manual"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of DIMA Inc. and its affiliates. The Manual sets forth the procedures that DIMA Inc. has implemented to vote proxies, including monitoring for corporate events, communicating with the fund's custodian regarding proxies, considering the merits of each proposal, and executing and recording the proxy vote. The Guidelines set forth DIMA Inc.'s general position on various proposals, such as:

SHAREHOLDER RIGHTS -- DIMA Inc. generally votes against proposals that restrict shareholder rights.

CORPORATE GOVERNANCE -- DIMA Inc. generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

ANTI-TAKEOVER MATTERS -- DIMA Inc. generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. DIMA Inc. generally votes for fair price proposals.

ROUTINE MATTERS -- DIMA Inc. generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. DIMA Inc. generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which DIMA Inc. or an affiliate serves as investment adviser or principal underwriter ("affiliated investment companies"). DIMA Inc. votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth DIMA Inc.'s general voting positions on various proposals, DIMA Inc. may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DIMA Inc. or an affiliate serves as investment adviser or sponsor.

DIMA Inc. may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which DIMA Inc. resolves conflicts of interest. To resolve conflicts, DIMA Inc., under normal circumstances, votes proxies in accordance with its Guidelines. If DIMA Inc. departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a committee established by DIMA Inc. will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, DIMA Inc. will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

                Under certain circumstances, DIMA Inc. may not be able to vote proxies or DIMA Inc. may find that the expected economic benefits from voting outweigh the costs associated with voting. For example, DIMA Inc. may not vote proxies on certain foreign securities local restrictions or customs. DIMA Inc. generally does not vote proxies on securities subject to share blocking restrictions."

                                     * * * *

HOTCHKIS AND WILEY CAPITAL MANAGEMENT LLC ("H&W")
-------------------------------------------------

PURPOSE
-------

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by H&W to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").

POLICY
------

H&W acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). Unless a client (including a "named fiduciary" under ERISA) specifically reserves the right to vote its own proxies, H&W will vote all proxies in sufficient time prior to their deadlines as part of its full discretionary authority over the assets.

When voting proxies for clients, H&W's primary concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). H&W will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.

GUIDELINES
----------

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules. The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated below, H&W will exercise its best judgement as a fiduciary to vote in the manner which will most enhance shareholder value.

MANAGEMENT PROPOSALS

The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. Generally, in the absence of any unusual or non-routine information, the following items are likely to be supported:

   o  Ratification of appointment of independent auditors
   o  General updating/corrective amendments to charter
   o  Increase in common share authorization for a stock split or share dividend
   o  Stock option plans that are incentive based and not excessive
   o  Election of directors

The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:

   o  Directors' liability and indemnity proposals
   o  Executive compensation plans
   o Mergers, acquisitions, and other restructurings submitted to a shareholder vote
   o  Anti-takeover and related provisions

SHAREHOLDER PROPOSALS

Under ERISA standards, it is inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of beneficiaries, and economic impact. In general, H&W will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals. However, H&W will support shareholder proposals that are consistent with H&W's proxy voting guidelines for board-approved proposals

Generally, shareholder proposals related to the following items are supported:

   o  Confidential voting
   o  Bylaw and charter amendments only with shareholder approval
   o  Majority of independent directors in a board

Generally, shareholder proposals related to the following items are not supported:

   o  Limitations on the tenure of directors
   o  Declassification of the board
   o  Cumulative voting
   o Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact. o Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.

CONFLICT OF INTEREST

Due to the nature of H&W's business and its small size, it is unlikely that conflicts of interest will arise in voting proxies of public companies. However, if a potential conflict of interest did arise it would typically be a proxy for a company that is also H&W's client. In this event, the Compliance Department will review these votes to make sure that H&W's proposed votes are consistent with the established guidelines and not prompted by any conflict of interest.

H&W may receive proxies for companies which are clients of Stephens Inc. ("Stephens"), a full service broker-dealer and investment bank whose parent company, Stephens Group Inc., owns a non-controlling minority interest in H&W. Stephens does not directly or indirectly participate in H&W's policies or decisions with respect to proxy voting.

PROCEDURES
----------

H&W's Portfolio Services Department is responsible for ensuring that all proxies received by H&W are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.

H&W subscribes to an independent third party proxy research firm which provides analysis and recommendation for company proxies. On specific items where the board-approved recommendation and the research firm's recommendation do not agree, H&W will generally approve the board-approved recommendation if it is consistent with our established guidelines. The H&W analyst responsible for research for the company makes a determination on how to vote the proxies using our established guidelines.

Whenever H&W is proposing to vote against the board-approved recommendations or against its established guidelines, the Compliance Department will review these votes to make sure that H&W's proposed vote is not prompted by any conflict of interest.

RECORD KEEPING
--------------

In accordance with Rule 204-2 under the Advisers Act, H&W will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that H&W may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the H&W that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

H&W will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how H&W voted their securities. Clients may obtain information about how their securities were voted or a copy of our Proxy Voting Policies and Procedures free of charge by written request addressed to H&W.

May 22, 2003

                                     * * * *

LIBERTY WANGER ASSET MANAGEMENT, L.P. ("LIBERTY WAM")
-----------------------------------------------------

The proxy committee consists of Ralph Wanger, Bruce Lauer and the analyst following the stock in question. If either Ralph or Bruce are unavailable, Ken Kalina will be the alternate member. If the analyst is unavailable to vote the proxy the Directors of Research (International or Domestic) may propose and vote the proxy as necessary to meet a proxy voting deadline.

LIBERTY WAM VOTING POLICY

It is our policy to vote proxies in the best long-term interest of our clients. In general, we are opposed to proposals that:

         Promote management or board of directors entrenchment Provide excessive executive compensation Provide unnecessary takeover protection Unfairly dilute shareholder value

Analysts also should watch the proposed number of shares authorized for option programs. If the number of active option shares (excluding authorized shares of expired options) exceed 10% overall or 3% to directors only, the vote should be brought to the proxy committee. The committee will then consider the circumstances surrounding the issue and vote in the best interests of our clients.

PROXY PROCEDURE

Liberty WAM's librarian will log-in proxies. Our librarian will then distribute proxy statement and voting card to the analyst following the security. Liberty WAM uses best efforts to receive and vote all international and domestic proxies. International proxies contain less information and are therefore more difficult to vote.

Analyst will review materials and, if the proposals are in accordance with Liberty WAM policy, will vote proxy in favor of management.

If analyst believes a vote against a management proposal is appropriate or is uncertain, analyst will e-mail the committee with a recommendation and vote or schedule a proxy committee meeting to discuss the item.

In general, we should vote against the blank check proxy items such as "In their discretion the proxies are authorized to vote upon other business as may properly come before the meeting." This does not require a proxy committee meeting.

Proxy committee will consider and vote all items at issue. Analyst will keep minutes of any items brought before the proxy committee, and execute vote as the committee determines. Analyst will file minutes under G:\Shared\ProxyComm.

Proxy statements and proxy cards will be returned to the librarian.

Librarian will file proxy statements and mail proxy cards or vote by electronic means. Librarian will keep track of how the proxies are voted.

Revised May 2002

                                     * * * *

MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO CAPITAL")
---------------------------------------------------

Marsico Capital adopted a revised proxy voting policy effective March 31, 2003. The revised policy generally provides that:

   o Marsico Capital votes client proxies in the best economic interest of clients. Because Marsico Capital generally believes in the managements of companies we invest in, we think that voting in clients' best economic interest generally means voting with management.

   o Although Marsico Capital will generally vote with management, our analysts will review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, we might decide to vote a proxy against a management recommendation. This would require notice to every affected Marsico Capital client.

   o Marsico Capital generally will abstain from voting (or take no action on) proxies issued by companies we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements. Marsico Capital will not notify clients of these routine abstentions (or decisions not to take action).

   o In unusual circumstances when there may be an apparent material conflict of interest between Marsico Capital's interests and clients' interests in how proxies are voted (such as when Marsico Capital knows that a proxy issuer is also an Marsico Capital client), Marsico Capital generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. Marsico Capital will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, Marsico Capital might use other procedures to resolve an apparent conflict and give notice to clients.

   o Marsico Capital generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. Marsico Capital's full proxy voting policy and information about the voting of a particular client's proxies are available to the client on request.

                                     * * * *

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
------------------------------------------------

     --------------------------------------------------------------------------
       The following policy reflects general proxy voting positions that have been developed by MFS and approved by its various clients over many years. The policy may be furnished to clients, potential clients and their representatives as an indication of MFS' approach toward voting proxies. Under no circumstances are MFS personnel authorized to release actual proxy voting histories for any account EXCEPT to the client and its representatives.
     --------------------------------------------------------------------------


Revised May 1, 2000

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

MFS, MFS Institutional Advisors, Inc. ("MFSI") and Vertex Investment Management, Inc. ("Vertex") have adopted these proxy voting policies and procedures with respect to securities owned by the investment companies for which MFS or Vertex serves as investment adviser ("MFS Funds") and by other clients for which MFS, MFSI or Vertex has the power to vote proxies. (For convenience of reference, MFS, MFSI and Vertex are from time to time referred to herein collectively as "MFS".)

These policies and procedures include:

A centralized review, recommendation and voting procedure;

Established guidelines for voting on proxy issues;

A recordkeeping system to monitor proxies and votes; and

A records retention and reporting system.

REVIEW, RECOMMENDATION AND VOTING PROCEDURES
--------------------------------------------

Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers directly send proxies and related material to the record holders of the shares beneficially owned by MFS' clients, usually to State Street Bank & Trust Company or, less commonly, the Funds themselves. The record holders of MFSI clients' shareholdings are the various custodians of these clients. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFSI, which forwards such materials to the MFS proxy coordinator, a member of the MFS Fund Treasury Department (except in the case of certain MFSI clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

Receipt of these materials is logged into the ProxyEdge database maintained by the proxy coordinator. The ProxyEdge program also matches upcoming meetings with Fund and client portfolio holdings, which are input into the ProxyEdge system by an MFS holdings datafeed. Through the use of ProxyEdge with Electronic Voting, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on a ProxyEdge terminal located at MFS, and most proxies may be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots (but not the proxy statements) can be printed from the ProxyEdge/ADP system and forwarded for review.

After input into the ProxyEdge system, the proxy coordinator then forwards the materials to Carol Norton, the proxy reviewer, who is a confidential MFS consultant and former employee of the MFS Fund Treasury Department. However, proxies which are deemed by the proxy coordinator to be completely routine (E.G., those involving only elections of directors, appointments of auditors, and/or employee stock purchase plans) are voted in favor without being sent to the Ms. Norton or to the Legal Department. Proxies that pertain only to merger and acquisition proposals are forwarded initially to the appropriate portfolio manager or research analyst for his or her recommendation, and then are forwarded to Stephen Cavan for his review. Mr. Cavan is Senior Vice President, General Counsel and Secretary of MFS, and the Secretary of the funds in the MFS Family of Funds and the closed-end funds advised by MFS.

Recommendations with respect to voting on non-routine issues are generally made by Ms. Norton in light of the policies set forth under "Voting Guidelines," below, and all other relevant materials. Her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including her rationale on significant items. These cards are then forwarded to Mr. Cavan for review.

As a general matter, portfolio managers and investment analysts in the Equity Research Department have no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to insulate the managers and analysts from influences exerted by firms' managements or by proxy solicitors. However, in some instances (E.G., mergers), Mr. Cavan or Ms. Norton may consult with or seek recommendations from portfolio managers or analysts; Mr. Cavan would ultimately determine the manner in which all proxies are voted.

In his capacity as an officer of MFS, Mr. Cavan is designated to vote all proxies received on behalf of the MFS Funds and the other clients MFS, MFSI and Vertex, except as otherwise instructed by certain MFSI clients. Mr. Cavan will review and sign each proxy card copy beside Ms. Norton's signature to indicate his approval of Ms. Norton's recommendations. If Mr. Cavan has concerns with any of Ms. Norton's recommendations or has a question about any of Ms. Norton's recommendations, he may discuss them with Ms. Norton, as necessary. Mr. Cavan is responsible for determining the vote on all proxy issues.

 Mr. Cavan has decided that, until further instructions, all proxy statements shall be forwarded to Robert T. Burns, a Senior Vice President, Associate General Counsel and Assistant Secretary of MFS. Mr. Burns acts in his capacity as deputy to Mr. Cavan for purposes of voting proxies. In Mr. Burns' absence, Mitchell C. Freestone, a Counsel of MFS, shall act as deputy to Messrs. Cavan and Burns for purposes of voting proxies.

After the proxy card copies are signed by Mr. Cavan or Mr. Burns, they are returned to the proxy coordinator for forwarding to ADP or the issuer of the securities being voted. For clients of MFS' Private Portfolio Services ("PPS") group, MFS' voting decisions are furnished to Proxy Monitor (or another proxy administration firm), which in turn processes the votes for each individual PPS client separate account.

The proxies are then voted electronically by the proxy coordinator in accordance with Mr. Cavan's instructions. In the event that the proxy cards must be manually voted, the cards are registered, voted and mailed by the proxy coordinator prior to the meeting date, and the votes are logged (for recordkeeping purposes) into ProxyEdge or, for PPS clients, the Proxy Monitor system. Proxy cards received from ADP too close to the shareholders' meeting to be mailed on time will be called in to ADP or the issuer of the securities being voted. Non-ADP proxies cannot be called in to ADP or the issuer.

VOTING GUIDELINES
-----------------

GENERAL POLICY
--------------

MFS' policy is that proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in the portfolio company from the viewpoint of the client, without regard to MFS' sales, distribution or other interests. As a matter of policy, MFS will not be influenced by outside sources whose interests conflict with the interest of clients, shareholders or plan participants and beneficiaries and any conflict of interest will be resolved in the interest of the investments on behalf of clients, Fund shareholders or plan participants and beneficiaries.

Years ago, MFS generally voted its proxies with management, unless there were compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. In recent years, there have been many proposals in the area of corporate governance, capitalization changes, compensation programs and anti-takeover measures which have provided reasons for voting against management recommendations.

As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, MFS recognizes that there are gradations in certain types of proposals (E.G., "poison pill" proposals or the potential dilution caused by the issuance of new stock) that may result in different voting positions being taken with respect to the different proxy statements. Some items that are otherwise acceptable are voted against if management is seeking extremely broad flexibility without offering a valid explanation. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. MFS reviews proxy issues on a case-by-case basis, and there are instances where exceptions to the guidelines are warranted. The guidelines, which are outlined below, provide a framework within which the proxies are voted and have proven to be very workable in practice. Ms. Norton has considerable discretion to recommend action on specific proposal in light of the general policy and her review of the specific proposal. These guidelines are reviewed with investment personnel, Mr. Cavan and MFS management each year.

MFS' POLICY ON SPECIFIC ISSUES
------------------------------

NON-SALARY COMPENSATION PROGRAMS
--------------------------------

Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. In general, MFS votes against option programs that do not require an investment by the optionee, or that give "free rides" on the stock price.

Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock is not favored. Restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold. When restricted stock is the subject of a shareholder vote, MFS will strongly consider voting against its use.

MFS generally votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. More specifically, MFS votes against stock option plans for non-employee directors which involve stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. MFS also opposes plans which provide unduly generous compensation for directors or could result in excessive dilution to other shareholders.

Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

ANTI-TAKEOVER MEASURES
----------------------

Any measure that inhibits capital appreciation in a stock, including a possible takeover, is cause of a vote against the proposal. These take many forms from "poison pills" and "shark repellents" to board classification and super-majority requirements. In general, any proposal which protects managements from action by shareholders is voted against.

REINCORPORATION AND REORGANIZATION PROPOSALS
--------------------------------------------

         When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of appropriate management proposals, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

SOCIAL ISSUES
-------------

There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, adhere to some list of goals or principles (E.G., environmental standards) or report on various activities. MFS has tended to side with management in opposing the use of corporate resources to further a particular social objective beyond the charter of the company when no discernible shareholder economic interest in involved.

The General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland, or (ii) any stocks, securities or obligations of any company so engaged.

Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

DILUTION
--------

Reasons for issuance of stock are many and most are legitimate. When a stock option plan would dilute the existing equity by 15% or more, MFS considers voting against the plan. In cases where management is asking for authorization to issue stock with no reason stated (a "blank check"), MFS is very likely to vote against.

In many cases, the authorization for common or preferred stock is simply a potential anti-takeover device, again a reason to vote against the authorization.

CONFIDENTIAL VOTING
-------------------

MFS generally votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS generally supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm. Preserving the confidential nature of shareholder votes helps to insulate MFS' portfolio managers, research analysts and other employees from inappropriate pressure.

INDEPENDENCE OF DIRECTORS
-------------------------

While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board.

MONITORING SYSTEM
-----------------

It is the responsibility of MFS Fund Treasury to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the proxy coordinator who inputs an acknowledgment of receipt into the ProxyEdge System. Additionally, through an interface with the portfolio holdings database of MFS, ProxyEdge matches a list of all Funds and clients who hold shares of a company's stock and the number of shares held on the record date with ProxyEdge's listing of any upcoming shareholder's meeting of that company. (As noted above, the Proxy Monitor system is used to process proxy votes on behalf of PPS clients' separate accounts.)

When the ProxyEdge system "tickler" show that the date of a shareholders' meeting is approaching, the proxy coordinator checks that the vote for clients and Funds holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the proxy coordinator calls the custodian (or, with respect to the proxies for the MFSI clients, notifies MFSI so that MFSI can call the custodian) requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

RECORDS RETENTION AND REPORTS
-----------------------------

Proxy solicitation materials, including a photocopy of the proxy card with Ms. Norton's and Mr. Cavan's comments and Mr. Cavan's vote, are sent to the library files. All proxy voting materials and supporting documentation, including records generated by the ProxyEdge and Proxy Monitor systems as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

At any time, a report can be printed by the proxy coordinator for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (or an appropriate governmental agency) because we consider that information to be confidential and proprietary to the client.

On an annual basis, Ms. Norton reports at an MFS investment personnel meeting on votes cast during the past year against management on the proxy statements of companies whose shares were held by the Funds and other clients.

                                     * * * *

MORGAN STANLEY INVESTMENT MANAGEMENT INC., DOING BUSINESS AS VAN KAMPEN
-----------------------------------------------------------------------

I.       POLICY STATEMENT
         ----------------

INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so it would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

         VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.      GENERAL PROXY VOTING GUIDELINES
         -------------------------------

         To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III.     GUIDELINES
         ----------

A.       MANAGEMENT PROPOSALS

         1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

              o  Selection or ratification of auditors.

              o  Approval of financial statements, director and auditor reports.

              o  Election of Directors.

              o Limiting Directors' liability and broadening indemnification of Directors.

              o Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

              o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

              o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

              o  General updating/corrective amendments to the charter.

              o  Elimination of cumulative voting.

              o  Elimination of preemptive rights.

              o Provisions for confidential voting and independent tabulation of voting results.

              o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

         2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

              Capitalization changes
              ----------------------

              o Capitalization changes that eliminate other classes of stock and voting rights.

              o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
                 (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

              o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

              o  Proposals for share repurchase plans.

              o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

              o  Proposals to effect stock splits.

              o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

              Compensation
              ------------

              o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

              o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

              o Establishment of Employee Stock Option Plans and other employee ownership plans.

              Anti-Takeover Matters
              ---------------------

              o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

              o Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

         3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

              o Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

              o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

              o  Creation of "blank check" preferred stock.

              o  Changes in capitalization by 100% or more.

              o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

              o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

              o  Proposals to indemnify auditors.

         4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

              Corporate Transactions
              ----------------------

              o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

              o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

              o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

              o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                 (i) Whether the stock option plan is incentive based;

                 (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                 (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

                  Anti-Takeover Provisions

              o  Proposals requiring shareholder ratification of poison pills.

              o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       SHAREHOLDER PROPOSALS

         1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

              o Requiring auditors to attend the annual meeting of shareholders.

              o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

              o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

              o  Confidential voting.

              o  Reduction or elimination of supermajority vote requirements.

         2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

              o  Proposals that limit tenure of directors.

              o  Proposals to limit golden parachutes.

              o Proposals requiring directors to own large amounts of stock to be eligible for election.

              o  Restoring cumulative voting in the election of directors.

              o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

              o Proposals that limit retirement benefits or executive compensation.

              o  Requiring shareholder approval for bylaw or charter amendments.

              o Requiring shareholder approval for shareholder rights plan or poison pill.

              o  Requiring shareholder approval of golden parachutes.

              o  Elimination of certain anti-takeover related provisions.

              o  Prohibit payment of greenmail.

         3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

              o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

              o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

              o Proposals that require inappropriate endorsements or corporate actions.

IV.      ADMINISTRATION OF PROXY POLICIES AND PROCEDURES
         -----------------------------------------------

A.       PROXY REVIEW COMMITTEE

         1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

                  (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

                  (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

                  (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

                  (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

                  (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

                  (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

                  (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

                                     * * * *

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")
------------------------------------------------

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

PROXY ADMINISTRATION
The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

FIDUCIARY CONSIDERATIONS
T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS
When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. ROWE PRICE VOTING POLICIES
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

ELECTION OF DIRECTORS
T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

EXECUTIVE COMPENSATION
Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES
T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

MONITORING AND RESOLVING CONFLICTS OF INTEREST
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

REPORTING
Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

                               OPTIMUM FUND TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS.

         (a)(1) Certificate of Trust, as filed with the State of Delaware on April 21, 2003 - incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 21, 2003 (File No. 333-104654).

         (a)(2) Certificate of Amendment to Certificate of Trust, as filed with the State of Delaware on June 30, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 2, 2003 (File No. 333-104654).

         (a)(3) Amended and Restated Agreement and Declaration of Trust dated July 17, 2003 ("Declaration of Trust") - filed herewith as exhibit (a)(3).

         (b) Bylaws, as amended and dated June 30, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 2, 2003 (File No. 333-104654).

         (c)      None other than those contained in Exhibits (a)(3) and (b).

         (d)(1) Investment Management Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Management Company (a series of Delaware Management Business Trust) (the "Manager") - filed herewith as exhibit (d)(1).

         (d)(2) Form of Sub-Advisory Agreement between the Manager and [Name of Sub-Adviser] with respect to [Name of Optimum Fund] - filed herewith as exhibit (d)(2).

         (e)(1) Distribution Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Distributors, L.P. ("Delaware Distributors") - filed herewith as exhibit
                  (e)(1).

         (e)(2) Financial Intermediary Agreement, dated July 17, 2003, between Delaware Distributors and Lincoln Financial Distributors, Inc. ("LFD") - filed herewith as exhibit (e)(2).

         (e)(3)   Form of Dealer's Agreement - filed herewith as exhibit (e)(3).

         (f)      Not applicable.

         (g)(1) Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 14 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on November 27, 1996 (File No. 33-41034).

         (g)(2) Amendment to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 18 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on February 4, 1998 (File No. 33-41034).

         (g)(3) Amendment to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 28 to Delaware Group Global & International Funds Inc.'s

                  Registration Statement on Form N-1A filed with the Commission on January 30, 2003 (File No. 33-41034).

         (g)(4) Amendment, dated July 17, 2003, to Custodian Agreement with JPMorgan Chase Bank - filed herewith as exhibit (g)(4).

         (g)(5) Securities Lending Amendment with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 26 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on March 30, 2001 (File No. 33-41034).

         (g)(6) Amendment to Securities Lending Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 28 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on January 30, 2003 (File No. 33-41034).

         (g)(7) Amendment, dated July 17, 2003, to Securities Lending Agreement with JPMorgan Chase Bank - filed herewith as exhibit
                  (g)(7).

         (h) Mutual Fund Services Agreement, dated July 17, 2003, between the Registrant and Delaware Service Company, Inc. - filed herewith as exhibit (h).

         (i)      Legal Opinion of Counsel - filed herewith as exhibit (i).

         (j)(1)   Consent of Independent Accountant - filed herewith as exhibit
                  (j)(1).

         (j)(2)   Powers of Attorney - filed herewith as exhibit (j)(2).

         (k)      Not applicable.

         (l) Initial Capital Agreement, dated July 17, 2003 - filed herewith as exhibit (l).

         (m)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Class A Shares, dated July 17, 2003 - filed herewith as exhibit
                  (m)(1).

         (m)(2) Distribution and Service Plan pursuant to Rule 12b-1 for Class B Shares, dated July 17, 2003 - filed herewith as exhibit
                  (m)(2).

         (m)(3) Distribution and Service Plan pursuant to Rule 12b-1 for Class C Shares, dated July 17, 2003 - filed herewith as exhibit
                  (m)(3).

         (n) Multiple Class of Shares Plan pursuant to Rule 18f-3, dated July 17, 2003 - filed herewith as exhibit (n).

         (o)      Reserved.

         (p)(1)   Code of Ethics of the Registrant - filed herewith as exhibit
                  (p)(1).

         (p)(2) Code of Ethics of the Manager and Delaware Distributors - filed herewith as exhibit (p)(2).

         (p)(3) Code of Ethics of Delaware International Advisers Ltd. ("Delaware International") - filed herewith as exhibit (p)(3).

         (p)(4) Code of Ethics of Marsico Capital Management, LLC ("Marsico Capital") - filed herewith as exhibit (p)(4).

         (p)(5) Code of Ethics of T. Rowe Price Associates, Inc. ("T. Rowe Price") - filed herewith as exhibit (p)(5).

         (p)(6) Code of Ethics of Morgan Stanley Investment Management Inc. (d/b/a Van Kampen) ("Van Kampen") - filed herewith as exhibit
                  (p)(6).

         (p)(7) Code of Ethics of Massachusetts Financial Services Company ("MFS") - filed herewith as exhibit (p)(7).

         (p)(8) Code of Ethics of Liberty Wanger Asset Management, L.P. ("Liberty WAM") - filed herewith as exhibit (p)(8).

         (p)(9) Code of Ethics of Hotchkis and Wiley Capital Management, LLC ("H&W") - filed herewith as exhibit (p)(9).

         (p)(10) Code of Ethics of The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM") - filed herewith as exhibit (p)(10).

         (p)(11) Code of Ethics of Deutsche Investment Management Americas Inc. (d/b/a Scudder Investments) ("DIMA Inc.") - filed herewith as exhibit (p)(11).

         (p)(12)  Code of Ethics of LFD - filed herewith as exhibit (p)(12).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

         A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.2 of the Declaration of Trust provides that every Person who is, or has been, a Trustee or officer of Optimum Fund Trust (the "Trust") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Trust or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts. Article XI,
Section 11.10 of the Declaration of Trust provides that notwithstanding anything else in the Declaration of Trust, any amendment to Article XI shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered Persons prior to such amendment.

         Pursuant to Article X, Section 10.3 of the Declaration of Trust, in case any Shareholder of former Shareholder of any series ("Series") shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Pursuant to Section 12 of the Distribution Agreement, the Trust agrees to indemnify, defend and hold harmless from the assets of the relevant Series Delaware Distributors and each person, if any, who controls Delaware Distributors within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), from and against any and all losses, damages, or liabilities to which, jointly or severally, Delaware Distributors or such controlling person may become subject, insofar as the losses, damages or liabilities arise out of the performance of its duties hereunder, except that the Trust shall not be liable for indemnification of Delaware Distributors or any controlling person thereof for any liability to the Trust or its shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties under the Agreement.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         The Manager serves as investment manager to each Fund of the Registrant and also serves as investment manager or sub-adviser to certain of the funds in the Delaware Investments family of investment companies (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Cash Reserve, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Delaware VIP Trust, Delaware Pooled Trust, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as trustees of the Funds in the Delaware Investments family of investment companies, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as the principal underwriter to each Fund of the Registrant and also acts as the principal underwriter to the mutual funds in the Delaware Investments family of investment companies (see Item 27 below). Another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for each Fund of the Registrant and also acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for the mutual funds in the Delaware Investments family of investment companies. The description of the Manager under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of the Manager set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32108) is incorporated herein by reference. The Manager, with the approval of the Registrant's board of trustees, selects sub-advisers for each Fund of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the Funds of the Registrant.

         DIMA Inc. serves as a sub-adviser to Optimum Fixed Income Fund. The description of DIMA Inc. under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of DIMA Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File

No. 801-27291) is incorporated herein by reference.

         Delaware International serves as a sub-adviser to Optimum International Fund and Optimum Fixed Income Fund. The description of Delaware International under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Delaware International set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-37702) is incorporated herein by reference.

         H&W serves as a sub-adviser to Optimum Small Cap Value Fund. The description of H&W under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of H&W set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60512) is incorporated herein by reference.

         Liberty WAM serves as a sub-adviser to Optimum Small Cap Growth Fund. The description of Liberty WAM under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Liberty WAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-41391) is incorporated herein by reference.

         Marsico Capital serves as a sub-adviser to Optimum Large Cap Growth Fund and Optimum International Fund. The description of Marsico Capital under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

         MFS serves as a sub-adviser to Optimum Large Cap Value Fund. The description of MFS under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) is incorporated herein by reference.

         RTAM serves as a sub-adviser to Optimum Small Cap Value Fund. The description of RTAM under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RTAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47230) is incorporated herein by reference.

         T. Rowe Price serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of T. Rowe Price under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of
T. Rowe Price set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated herein by reference.

         Van Kampen serves as a sub-adviser to Optimum Large Cap Value Fund. The description of Van Kampen under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Van Kampen set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

         (a)(1) Delaware Distributors acts as the principal underwriter distributing securities of each Fund of the Trust, and also acts as the principal underwriter for each mutual fund in the Delaware Investments family of investment companies.


         (b)(1) Set forth below is information with respect to each officer or partner of Delaware Distributors.

---------------------------------------------------------------------------------------------------------
  NAME AND PRINCIPAL BUSINESS          POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES WITH
           ADDRESS*                            UNDERWRITER                            FUNDS
---------------------------------------------------------------------------------------------------------

Delaware Distributors, Inc.           General Partner                        None
---------------------------------------------------------------------------------------------------------
Delaware Investment Advisers          Limited Partner                        None
---------------------------------------------------------------------------------------------------------
Delaware Capital Management,          Limited Partner                        None
Inc.
---------------------------------------------------------------------------------------------------------
Jude T. Driscoll                      President and Chief                    Trustee, President, and
                                      Executive Officer                      Chief Executive Officer
---------------------------------------------------------------------------------------------------------
David K. Downes                       Executive Vice President,              None
                                      Chief Operating Officer, and
                                      Chief Financial Officer
---------------------------------------------------------------------------------------------------------
Rene M. Campis                        Executive Vice President and           None
                                      Interim Head of Retail
---------------------------------------------------------------------------------------------------------
Diane M. Anderson                     Senior Vice President of               None
                                      Retirement Operations
---------------------------------------------------------------------------------------------------------
Douglas L. Anderson                   Senior Vice President of               None
                                      Operations
---------------------------------------------------------------------------------------------------------
Michael P. Bishof                     Senior Vice President of               Senior Vice President and
                                      Investment Accounting                  Treasurer
---------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                      Senior Vice President and              Senior Vice President and
                                      Compliance Director                    Compliance Director
---------------------------------------------------------------------------------------------------------
Joseph H. Hastings                    Senior Vice President,                 Senior Vice President and
                                      Treasurer, and Controller              Chief Financial Officer
---------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                   Senior Vice President of               None
                                      Human Resources
---------------------------------------------------------------------------------------------------------
Karina J. Istvan                      Senior Vice President of               None
                                      Retail Investor Services
---------------------------------------------------------------------------------------------------------
Richelle S. Maestro                   Senior Vice President,                 Senior Vice President,
                                      General Counsel, and                   General Counsel, and
                                      Secretary                              Secretary
---------------------------------------------------------------------------------------------------------
James L. Shields                      Senior Vice President and              None
                                      Chief Information Officer
---------------------------------------------------------------------------------------------------------
Elisa C. Colkitt                      Vice President of                      None
                                      Broker-Dealer Operations and
                                      Service Support
---------------------------------------------------------------------------------------------------------
David F. Connor                       Vice President, Deputy                 Vice President, Deputy
                                      General Counsel, and                   General Counsel, and
                                      Assistant Secretary                    Assistant Secretary
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
  NAME AND PRINCIPAL BUSINESS          POSITIONS AND OFFICES WITH            POSITIONS AND OFFICES WITH
           ADDRESS*                            UNDERWRITER                              FUNDS
---------------------------------------------------------------------------------------------------------
Joel A. Ettinger                      Vice President of Taxation             Vice President of Taxation
---------------------------------------------------------------------------------------------------------
Susan T. Friestedt                    Vice President of Retirement           None
                                      Services
---------------------------------------------------------------------------------------------------------
Jeffrey M. Kellogg                    Vice President and Product             None
                                      Manager, Fixed Income and
                                      International
---------------------------------------------------------------------------------------------------------
Kevin S. Lee                          Vice President and Assistant           None
                                      Controller
---------------------------------------------------------------------------------------------------------
Nancy Nawn                            Vice President and Senior              None
                                      Wrap Product Manager
---------------------------------------------------------------------------------------------------------
David P. O'Connor                     Vice President, Associate              Vice President, Associate
                                      General Counsel, and                   General Counsel, and
                                      Assistant Secretary                    Assistant Secretary
---------------------------------------------------------------------------------------------------------
Brian L. Murray, Jr.                  Vice President, Associate              Vice President, Associate
                                      General Counsel, and                   General Counsel, and
                                      Assistant Secretary                    Assistant Secretary
---------------------------------------------------------------------------------------------------------
Robinder Pal                          Vice President of Retail               None
                                      e-Business
---------------------------------------------------------------------------------------------------------
Richard Salus                         Vice President and Assistant           None
                                      Controller
---------------------------------------------------------------------------------------------------------
Gordon E. Searles                     Vice President of Client               None
                                      Services
---------------------------------------------------------------------------------------------------------
Michael T. Taggart                    Vice President of Facilities           None
                                      and Administrative Services
---------------------------------------------------------------------------------------------------------
Joseph T. Van Thuyne                  Vice President and Human               None
                                      Resources Generalist
---------------------------------------------------------------------------------------------------------


* Unless indicated otherwise, each person's principal business address is 2005 Market Street, Philadelphia, PA 19103-7094.


                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for each Fund of the Trust, and also serves as financial intermediary wholesaler for each mutual fund in the Delaware Investments family of investment companies.

                  (b)(2) Set forth below is information with respect to each officer or partner of LFD.

---------------------------------------------------------------------------------------------------------
  NAME AND PRINCIPAL BUSINESS            POSITIONS AND OFFICES WITH             POSITIONS AND OFFICES WITH
           ADDRESS*                             UNDERWRITER                                FUNDS
---------------------------------------------------------------------------------------------------------

Westley V. Thompson                      President/Chief Executive              None
                                         Officer/Director
---------------------------------------------------------------------------------------------------------
David M. Kittredge                       Senior Vice President/Chief            Trustee
                                         Operating Officer/Director
---------------------------------------------------------------------------------------------------------
Margaret Skinner                         Senior Vice President                  None
---------------------------------------------------------------------------------------------------------
Frederick J. Crawford**                  Vice President/Treasurer               None
---------------------------------------------------------------------------------------------------------
Patrick Caufield***                      Vice President/Chief                   None
                                         Compliance Officer
---------------------------------------------------------------------------------------------------------
Cynthia A. Rose****                      Secretary                              None
---------------------------------------- -------------------------------------- --------------------------------------


* Unless indicated otherwise, each person's principal business address is 2001 Market Street, Philadelphia, PA 19103-7094.

** Mr. Crawford's principal business address is 1500 Market Street, Philadelphia, PA 19103.

*** Mr. Caufield's principal business address is 350 Church Street, Hartford, CT 06103.

**** Ms. Rose's principal business address is 1300 Clinton Street, Fort Wayne,
     IN 46802.

                  (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.


         All accounts, records, and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained at the offices of the Registrant's Custodian, JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245; Service Agent, Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19103; and Manager, Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103.

ITEM 29. MANAGEMENT SERVICES.

         Inapplicable.

ITEM 30. UNDERTAKINGS.


         Inapplicable.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 22nd day of July, 2003.


                                        OPTIMUM FUND TRUST



                                        By: /s/ Jude T. Driscoll
                                            ----------------------
                                                Jude T. Driscoll
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                       Title                           Date
     ---------                       -----                           ----


/s/ Jude T. Driscoll                 President/Chief Executive     July 22, 2003
-------------------------------      Officer and Trustee
Jude T. Driscoll

                              *      Trustee                       July 22, 2003
-------------------------------
Mark S. Casady

                              *      Trustee                       July 22, 2003
-------------------------------
Nicholas D. Constan

                              *      Trustee                       July 22, 2003
-------------------------------
William W. Hennig

                              *      Trustee                       July 22, 2003
-------------------------------
Durant Adams Hunter

                              *      Trustee                       July 22, 2003
-------------------------------
David Kittredge

                              *      Trustee                       July 22, 2003
-------------------------------
Kenneth R. Leibler

                              *      Trustee                       July 22, 2003
-------------------------------
Stephen Mullin

                              *      Trustee                       July 22, 2003
-------------------------------
Robert A. Rudell

                              *      Trustee                       July 22, 2003
-------------------------------
Jon Socolofsky

                              *      Senior Vice President/        July 22, 2003
-------------------------------      Chief Financial Officer
Joseph H. Hastings

                                      * By: /s/ Jude T. Driscoll
                                            ---------------------
                                                Jude T. Driscoll
                                            as Attorney-in-Fact for
                                         each of the persons indicated

                               OPTIMUM FUND TRUST

                                  EXHIBIT INDEX


         (a)(3) Amended and Restated Agreement and Declaration of Trust dated July 17, 2003 ("Declaration of Trust") - filed herewith as exhibit (a)(3).

         (d)(1) Investment Management Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Management Company (a series of Delaware Management Business Trust) (the "Manager") - filed herewith as exhibit (d)(1).

         (d)(2) Form of Sub-Advisory Agreement between the Manager and [Name of Sub-Adviser] with respect to [Name of Optimum Fund] - filed herewith as exhibit (d)(2).

         (e)(1) Distribution Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Distributors, L.P. ("Delaware Distributors") - filed herewith as exhibit
                  (e)(1).

         (e)(2) Financial Intermediary Agreement, dated July 17, 2003, between Delaware Distributors and Lincoln Financial Distributors, Inc. ("LFD") - filed herewith as exhibit (e)(2).

         (e)(3)   Form of Dealer's Agreement - filed herewith as exhibit (e)(3).

         (g)(4) Amendment, dated July 17, 2003, to Custodian Agreement with JPMorgan Chase Bank - filed herewith as exhibit (g)(4).

         (g)(7) Amendment, dated July 17, 2003, to Securities Lending Agreement with JPMorgan Chase Bank - filed herewith as exhibit
                  (g)(7).

         (h) Mutual Fund Services Agreement, dated July 17, 2003, between the Registrant and Delaware Service Company, Inc. - filed herewith as exhibit (h).

         (i)      Legal Opinion of Counsel - filed herewith as exhibit (i).

         (j)(1)   Consent of Independent Accountant - filed herewith as exhibit
                  (j)(1).

         (j)(2)   Powers of Attorney - filed herewith as exhibit (j)(2).

         (l) Initial Capital Agreement, dated July 17, 2003 - filed herewith as exhibit (l).

         (m)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Class A Shares, dated July 17, 2003 - filed herewith as exhibit
                  (m)(1).

         (m)(2) Distribution and Service Plan pursuant to Rule 12b-1 for Class B Shares, dated July 17, 2003 - filed herewith as exhibit
                  (m)(2).

         (m)(3) Distribution and Service Plan pursuant to Rule 12b-1 for Class C Shares, dated July 17, 2003 - filed herewith as exhibit
                  (m)(3).

         (n) Multiple Class of Shares Plan pursuant to Rule 18f-3, dated July 17, 2003 - filed herewith as exhibit (n).

         (p)(1)   Code of Ethics of the Registrant - filed herewith as exhibit
                  (p)(1).

         (p)(2) Code of Ethics of the Manager and Delaware Distributors - filed herewith as exhibit (p)(2).

         (p)(3) Code of Ethics of Delaware International Advisers Ltd. ("Delaware International") - filed herewith as exhibit (p)(3).

         (p)(4) Code of Ethics of Marsico Capital Management, LLC ("Marsico Capital") - filed herewith as exhibit (p)(4).

         (p)(5) Code of Ethics of T. Rowe Price Associates, Inc. ("T. Rowe Price") - filed herewith as exhibit (p)(5).

         (p)(6) Code of Ethics of Morgan Stanley Investment Management Inc. (d/b/a Van Kampen) ("Van Kampen") - filed herewith as exhibit
                  (p)(6).

         (p)(7) Code of Ethics of Massachusetts Financial Services Company ("MFS") - filed herewith as exhibit (p)(7).

         (p)(8) Code of Ethics of Liberty Wanger Asset Management, L.P. ("Liberty WAM") - filed herewith as exhibit (p)(8).

         (p)(9) Code of Ethics of Hotchkis and Wiley Capital Management, LLC ("H&W") - filed herewith as exhibit (p)(9).

         (p)(10) Code of Ethics of The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM") - filed herewith as exhibit (p)(10).

         (p)(11) Code of Ethics of Deutsche Investment Management Americas Inc. (d/b/a Scudder Investments) ("DIMA Inc.") - filed herewith as exhibit (p)(11).

         (p)(12)  Code of Ethics of LFD - filed herewith as exhibit (p)(12).